UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4267
                                   --------

                         INSTITUTIONAL FIDUCIARY TRUST
                         -----------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual

[GRAPHIC OMITTED]

                                  June 30, 2003

Report
and Shareholder Letter

INSTITUTIONAL FIDUCIARY TRUST


   FRANKLIN'S IFT MONEY MARKET PORTFOLIO

   FRANKLIN U.S. GOVERNMENT SECURITIES
   MONEY MARKET PORTFOLIO




[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

   THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON INVESTMENTS. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES
 MARKETS MOVE BOTH UP AND DOWN, AS DO PORTFOLIO SHARE PRICES. WE APPRECIATE YOUR
     PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS
                                                                          AHEAD.



[PHOTO OMITTED]

CHARLES B. JOHNSON
CHAIRMAN
INSTITUTIONAL FIDUCIARY TRUST

                         Not part of the annual report

ANNUAL REPORT



FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN'S IFT MONEY MARKET PORTFOLIO (THE FUND) SEEKS A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND INVESTS ALL OF ITS ASSETS IN THE SHARES OF THE MONEY MARKET PORTFOLIO (THE PORTFOLIO), WHICH HAS THE SAME INVESTMENT OBJECTIVE. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO GUARANTEE THAT IT WILL ACCOMPLISH THIS GOAL. 2
--------------------------------------------------------------------------------


This annual report for Franklin's IFT Money Market Portfolio covers the fiscal year ended June 30, 2003.

Throughout the reporting period, we continued to experience sluggish economic growth, declining inflation and increasing unemployment. In addition, the first six months of 2003 saw heightened geopolitical tensions in the Middle East and war in Iraq, which significantly affected fuel commodity prices and stock market activity. On the economic front, United States gross domestic product growth for the first quarter of 2003 was 1.4% annualized, the same level as the prior quarter. This sub-optimal growth was not entirely unexpected, given armed conflict with Iraq. Inflation continued to be muted, as energy prices came down during second quarter 2003 and pricing power remained elusive, while unemployment crept higher toward period end.



2. An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.




4 ANNUAL REPORT

Investment remained less than robust, as companies continued to show reluctance in putting new capital to work. Capacity issues in domestic manufacturing and increased competition from globalization dampened pricing power and reduced the return potential of investment. Some of the mitigating factors were a turn in corporate earnings-the first quarter of 2003 saw marked increases across many industries-and recently implemented tax breaks geared toward increased investment.

While economic growth over the past few quarters has been somewhat disappointing, the government continued to do its part to help foster economic growth. Recently, the government added fiscal stimulus by increasing tax cuts and monetary stimulus in the form of a Federal Reserve (the Fed) easing of short-term rates.

American consumers endured a confluence of negative events over the last several years, including stock market and job losses, corporate scandals, terrorist attacks and the ensuing U.S.-led war on terror. Despite these setbacks, consumer spending remained healthy, buoyed by tax cuts and low interest rates.
As further incentive to consumer spending, the government recently passed more tax cuts geared toward income and investment. The Fed expressed the opinion that the small threat of deflation outweighed the risk of rising prices, and lowered the benchmark overnight lending rate by a quarter point to a 45-year low of 1.00% in their June meeting. This, the Fed's second rate cut in the reporting period, allowed consumers to further lower their debt service costs. This ties in nicely with one of the bright spots in the economy, the housing market. Existing home sales remained near record levels, new home sales set records, and low mortgage rates encouraged these trends while simultaneously setting off a record wave of mortgage refinancing activity among existing homeowners. The strong housing market helped to alleviate some of the effects of prolonged


                                                                 ANNUAL REPORT 5
stock market weakness, and continued to play an important role in maintaining consumption growth at period end.

Please remember that this discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


6 ANNUAL REPORT

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations 3
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities 3

The Portfolio's composition as a percentage of total investments on June 30, 2003, is shown to the right.



[GRAPHIC OMITTED]
THE MONEY MARKET PORTFOLIO
PORTFOLIO COMPOSITION
6/30/03

CERTIFICATES OF DEPOSIT 34.0%
COMMERCIAL PAPER 34.5%
REPURCHASE AGREEMENTS 10.2%
U.S. GOVERNMENT AGENCY SECURITIES 21.3%

3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 16 of this report.




                                                                 ANNUAL REPORT 7

PERFORMANCE SUMMARY

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period ended June 30, 2003

----------------------------------

Seven-day current yield     50.83%

Seven-day effective yield   50.83%

Average weighted maturity  54 days



Reflecting the decline in short-term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 1.61% (as of June 30, 2002) and ended at 0.83% on June 30, 2003. The average weighted maturity was 63 days as of June 30, 2002, compared to 54 days as of June 30, 2003.



4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2003, there were 281 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields would have been 0.83% and 0.83%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

[GRAPHIC OMITTED]
Franklin's IFT Money Market Portfolio
Total Returns vs.
Lipper Institutional Money Market Funds Index 4
Periods ended June 30, 2003

Franklin's IFT Money
Market Portfolio

Lipper Institutional Money Market
Funds Index

1.20% 1.40% One-Year

9.71% 10.10% Three-Year

21.65% 22.37% Five-Year

55.81% 55.91 Ten-Year

Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or a loss when you sell your shares. For more current performance, please call an FTI Institutional Services representative at 1-800/321.8563.



8 ANNUAL REPORT

Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment objective. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal. 6
--------------------------------------------------------------------------------


This annual report for Franklin U.S. Government Securities Money Market Portfolio covers the fiscal year ended June 30, 2003.

Throughout the reporting period, we continued to experience sluggish economic growth, declining inflation and increasing unemployment. In addition, the first six months of 2003 saw heightened geopolitical tensions in the Middle East and war in Iraq, which significantly affected fuel commodity prices and stock market activity. On the economic front, United States gross domestic product growth for the first quarter of 2003 was 1.4% annualized, the same level as the prior quarter. This sub-optimal growth was not entirely unexpected, given armed conflict with Iraq. Inflation continued to be muted, as energy prices came down during second quarter 2003 and pricing power remained elusive, while unemployment crept higher toward period end.



6. An investment in Franklin's U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.




                                                                 ANNUAL REPORT 9

Investment remained less than robust, as companies continued to show reluctance in putting new capital to work. Capacity issues in domestic manufacturing and increased competition from globalization dampened pricing power and reduced the return potential of investment. Some of the mitigating factors were a turn in corporate earnings-the first quarter of 2003 saw marked increases across many industries-and recently implemented tax breaks geared toward increased investment.

While economic growth over the past few quarters has been somewhat disappointing, the government continued to do its part to help foster economic growth. Recently, the government added fiscal stimulus by increasing tax cuts, monetary stimulus in the form of a Federal Reserve (the Fed) easing of short-term rates, and an export stimulus through a relaxed strong dollar policy.

American consumers endured a confluence of negative events over the last several years, including stock market and job losses, corporate scandals, terrorist attacks and the ensuing U.S.-led war on terror. Despite these setbacks, consumer spending remained healthy while moderating somewhat. As further incentive to consumer spending, the government recently passed more tax cuts geared toward income and investment. The Fed expressed the opinion that the small threat of deflation outweighed the risk of rising prices, and lowered the benchmark overnight lending rate by a quarter point to a 45-year low of 1.00% in their June meeting. This, the Fed's second rate cut in the reporting period, allowed consumers to further lower their debt service costs. This ties in nicely with one of the bright spots in the economy, the housing market. Existing home sales remained near record levels, new home sales set records, and low mortgage rates encouraged these trends while simultaneously setting off a record wave of mortgage refinancing activity among existing homeowners. The strong housing market helped to alleviate some of the effects of prolonged stock market weakness,




10 ANNUAL REPORT
and continued to play an important role in maintaining consumption growth at period end.

Please remember that this discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


                                                                ANNUAL REPORT 11

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, stripped securities (which are separate income and principal components of a debt security) and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.7 The Portfolio's composition as a percentage of total investment on June 30, 2003, is shown to the left.


[GRAPHIC OMITTED]
U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
6/30/03

REPURCHASE AGREEMENTS 53.8%

U.S. TREASURY BILLS 40.0%

U.S. TREASURY NOTES 6.2%


7. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 18 of this report.



12 ANNUAL REPORT

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.8



8. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each Fund's prospectus.




                                                                ANNUAL REPORT 13

PERFORMANCE SUMMARY

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Period ended June 30, 2003

-----------------------------------

Seven-day current yield     100.70%

Seven-day effective yield   100.71%

Average weighted maturity   48 days



Reflecting the decline in short-term interest rates, the Fund's seven-day effective yield began the reporting period at 1.56% (as of June 30, 2002) and ended at 0.71% as of June 30, 2003. The average weighted maturity was 37 days as of June 30, 2002, compared to 48 days as of June 30, 2003.



[GRAPHIC OMITTED]

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
TOTAL RETURNS VS.
LIPPER INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUNDS INDEX9
PERIODS ENDED JUNE 30, 2003

FRANKLIN U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO

LIPPER INSTITUTIONAL
U.S. GOVERNMENT MONEY
MARKET FUNDS INDEX

1.14%   1.20%   ONE-YEAR

9.09%   9.18% THREE-YEAR

20.41% 20.27%  FIVE-YEAR

53.46% 51.57%   TEN-YEAR

9. Source for Lipper Institutional U.S. Government Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2003, there were 149 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

10. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 0.65% and 0.65%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or a loss when you sell your shares. For more current performance, please call an FTI Institutional Services representative at 1-800/321.8563.
--------------------------------------------------------------------------------


              Past performance does not guarantee future results.

14 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO

                                                                            Year Ended June 30,
                                                          ----------------------------------------------------------
                                                                2003        2002       2001        2000       1999
                                                          ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................      $1.00       $1.00      $1.00       $1.00       $1.00
                                                          ----------------------------------------------------------
Income from investment operations - net investment income       .012        .024       .057        .054        .049
Less distributions from net investment income ...........      (.012)      (.024)     (.057)      (.054)      (.049)
                                                          ----------------------------------------------------------
Net asset value, end of year ............................      $1.00       $1.00      $1.00       $1.00       $1.00
                                                          ==========================================================

Total returna ...........................................      1.20%       2.42%      5.84%       5.54%       5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................... $2,997,651  $2,342,404 $2,046,618  $1,010,170  $1,289,010
Ratios to average net assets:
 Expensesb ..............................................       .35%        .35%       .35%        .35%        .31%
 Expenses excluding waiver and payments by affiliateb ...       .36%        .38%       .37%        .40%        .33%
 Net investment income ..................................      1.19%       2.30%      5.64%       5.48%       4.82%


aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.

                                                                ANNUAL REPORT 15

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 2003



MONEY MARKET PORTFOLIO                              SHARES         VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS (COST $2,998,841,506) 100.0%

The Money Market Portfolio (Note 1) .......... 2,998,841,506   $2,998,841,506
OTHER ASSETS, LESS LIABILITIES ...............                     (1,190,820)
                                                               ---------------
NET ASSETS 100.0% ............................                 $2,997,650,686
                                                               ===============



                       See notes to financial statements.

16 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                         Year Ended June 30,
                                                             -------------------------------------------------
                                                                2003      2002       2001      2000      1999
                                                             -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................    $1.00     $1.00      $1.00     $1.00     $1.00
                                                             -------------------------------------------------
Income from investment operations - net investment income .     .011      .022       .054      .051      .047
Less distributions from net investment income .............    (.011)    (.022)     (.054)    (.051)    (.047)
                                                             -------------------------------------------------
Net asset value, end of year ..............................    $1.00     $1.00      $1.00     $1.00     $1.00
                                                             =================================================

Total returna .............................................    1.14%     2.22%      5.52%     5.27%     4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................  $76,074   $85,057    $53,887   $56,436  $111,566
Ratios to average net assets:
 Expensesb ................................................     .35%      .35%       .35%      .35%      .30%
 Expenses excluding waiver and payments by affiliateb .....     .43%      .42%       .46%      .43%      .34%
 Net investment income ....................................    1.14%     2.06%      5.40%     5.08%     4.69%


aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                       See notes to financial statements.

                                                                ANNUAL REPORT 17

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2003



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                 SHARES      VALUE
------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $76,106,092) 100.0%

The U.S. Government Securities Money Market Portfolio (Note 1) ........ 76,106,092  $76,106,092
OTHER ASSETS, LESS LIABILITIES ........................................                 (32,134)
                                                                                    ------------
NET ASSETS 100.0% .....................................................             $76,073,958
                                                                                    ============

                       See notes to financial statements.

18 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003

                                                                                                 FRANKLIN
                                                                                              U.S. GOVERNMENT
                                                                               MONEY MARKET   SECURITIES MONEY
                                                                                 PORTFOLIO    MARKET PORTFOLIO
                                                                             ---------------------------------
Assets:
 Investments in securities, at value and cost .............................  $2,998,841,506        $76,106,092
                                                                             ---------------------------------
Liabilities:
 Payables:
  Affiliates ..............................................................         489,813              5,679
  Professional fees .......................................................          26,630             13,436
 Distributions to shareholders ............................................         632,627              6,869
 Other liabilities ........................................................          41,750              6,150
                                                                             ---------------------------------
      Total liabilities ...................................................       1,190,820             32,134
                                                                             ---------------------------------
Net assets, at value ......................................................  $2,997,650,686        $76,073,958
                                                                             =================================
Shares outstanding ........................................................   2,997,650,686         76,073,958
                                                                             =================================
Net asset value per share .................................................           $1.00              $1.00
                                                                             =================================

                       See notes to financial statements.

                                                                ANNUAL REPORT 19

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003

                                                                                                FRANKLIN
                                                                                              U.S. GOVERNMENT
                                                                                MONEY MARKET  SECURITIES MONEY
                                                                                  PORTFOLIO   MARKET PORTFOLIO
                                                                                ------------------------------
Investment income:
 Dividends ..................................................................   $38,800,974         $1,013,140
                                                                                ------------------------------
Expenses:
 Administrative fees (Note 3) ...............................................     5,590,141            150,502
 Transfer agent fees (Note 3) ...............................................        29,074              6,351
 Reports to shareholders ....................................................        14,521              7,353
 Registration and filing fees ...............................................        53,864             15,930
 Professional fees ..........................................................        33,188             17,185
 Trustees' fees and expenses ................................................        34,136                990
 Other ......................................................................       144,821              3,881
                                                                                ------------------------------
      Total expenses ........................................................     5,899,745            202,192
      Expenses waived by affiliate (Note 3) .................................      (306,502)           (51,022)
                                                                                ------------------------------
       Net expenses .........................................................     5,593,243            151,170
                                                                                ------------------------------
        Net investment income ...............................................    33,207,731            861,970
                                                                                ------------------------------
Net increase (decrease) in net assets resulting from operations .............   $33,207,731          $ 861,970
                                                                                ==============================



                       See notes to financial statements.

20 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2003 AND 2002

                                                                                      FRANKLIN U.S. GOVERNMENT SECURITIES
                                                            MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                            2003            2002                 2003         2002
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income .............................. $   33,207,731    $   55,364,154       $   861,970  $ 1,453,298
 Distributions to shareholders from
 net investment income .............................    (33,207,731)      (55,364,154)         (861,970)  (1,453,298)
 Capital share transactions (Note 2) ...............    655,246,440       295,786,206        (8,983,050)  31,169,870
                                                     ----------------------------------------------------------------
Net increase (decrease) in net assets ..............    655,246,440       295,786,206        (8,983,050)  31,169,870
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ................................  2,342,404,246     2,046,618,040        85,057,008   53,887,138
                                                     ----------------------------------------------------------------
  End of year ...................................... $2,997,650,686    $2,342,404,246       $76,073,958  $85,057,008
                                                     ================================================================


                       See notes to financial statements.

                                                                ANNUAL REPORT 21

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series. All funds included in this report (the Funds) are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Shares of the Money Market Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At June 30, 2003, investment companies managed by Advisers or its affiliates owned 1,909,855,987 shares of the Money Market Fund.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At June 30, 2003, the Money Market Fund owns 56.25% of The Money Market Portfolio and the U.S. Government Fund owns 37.72% of The U.S. Government Securities Money Market Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


22 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)


E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                         Franklin
                                                                      U.S. Government
                                                                        Securities
                                                      Money Market     Money Market
                                                        Portfolio        Portfolio
                                                     --------------------------------
Year ended June 30, 2003
 Shares sold ......................................  $ 15,642,647,649  $ 222,962,839
 Shares issued in reinvestment of distributions ...        29,526,485        750,103
 Shares redeemed ..................................   (15,016,927,694)  (232,695,992)
                                                     --------------------------------
 Net increase (decrease) ..........................  $    655,246,440  $  (8,983,050)
                                                     ================================
Year ended June 30, 2002
 Shares sold ......................................  $ 14,412,608,705  $ 195,057,653
 Shares issued in reinvestment of distributions ...        48,389,019      1,258,605
 Shares redeemed ..................................   (14,165,211,518)  (165,146,388)
                                                     --------------------------------
Net increase (decrease) ...........................  $    295,786,206  $  31,169,870
                                                     ================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.


                                                                ANNUAL REPORT 23

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)




The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                                           FRANKLIN
                                                        U.S. GOVERNMENT
                                                       SECURITIES MONEY
                                                       MARKET PORTFOLIO
                                                       ----------------
Transfer agent fees ...................................     $3,856


4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                                                 FRANKLIN
                                                              U.S. GOVERNMENT
                                     MONEY MARKET            SECURITIES MONEY
                                       PORTFOLIO             MARKET PORTFOLIO
                                ------------------------------------------------
                                   2003        2002           2003      2002
                                ------------------------------------------------
Distributions paid from:
 Ordinary income .............  $33,207,731 $55,364,154     $861,970  $1,453,298
                                ================================================

At June 30, 2003, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                       FRANKLIN
                                                    U.S. GOVERNMENT
                                                      SECURITIES
                                       MONEY MARKET  MONEY MARKET
                                         PORTFOLIO     PORTFOLIO
                                      ----------------------------
Cost of investments ...............   $2,998,841,506   $76,106,092
                                      ============================

Undistributed ordinary income .....   $      632,627     $   6,869
                                      ============================





24 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting a part of the Institutional Fiduciary Trust (hereafter referred to as the "Trust") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003






                                                                ANNUAL REPORT 25

BOARD MEMBERS AND OFFICERS
INSTITUTIONAL FIDUCIARY TRUST

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS


----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1985       105                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
 Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1985       132                       Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                    company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
----------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Trustee        Since 1998        46                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
 FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1989       133                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1985       105                       Director, The California Center for
 One Franklin Parkway                                                                    Land Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
----------------------------------------------------------------------------------------------------------------------------



26 ANNUAL REPORT

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.





                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                       Director, White Mountains
 One Franklin Parkway                                                                    Insurance Group, Ltd. (holding
 San Mateo, CA 94403-1906                                                                company); Martek Biosciences
                                                                                         Corporation; MedImmune, Inc.
                                                                                         (biotechnology); Overstock.com
                                                                                         (Internet services); and Spacehab,
                                                                                         Inc. (aerospace services); and
                                                                                         FORMERLY, Director, MCI
                                                                                         Communication Corporation
                                                                                         (subsequently known as MCI
                                                                                         WorldCom, Inc. and WorldCom, Inc.)
                                                                                         (communications services)
                                                                                         (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998)and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Chairman of    Trustee since       132                       None
 One Franklin Parkway          the Board      1985 and
 San Mateo, CA 94403-1906                     Chairman of
                                              the Board since
                                              1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since     115                       None
 One Franklin Parkway          President and  1985 and
 San Mateo, CA 94403-1906      Chief          President and Chief
                               Executive      Executive Officer
                               Officer -      - Investment
                               Investment     Management
                               Management     since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------




                                                                ANNUAL REPORT 27

---------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President    Since 1986       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President    Since 1995       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC;
 Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice       Since 2002       Not Applicable                None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief Executive
 Fort Lauderdale, FL 33394-3091 Officer -
                                Finance and
                                Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty
 Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------



28 ANNUAL REPORT

---------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President    Since 2002       Not Applicable                Director, FTI Banque, Arch
 600 Fifth Avenue              -AML                                                             Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                       Foundation.
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and     Treasurer since  Not Applicable                None
 One Franklin Parkway          Chief Financial   2000 and Chief
 San Mateo, CA 94403-1906      Officer           Financial Officer
                                                 since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

-----------------------------------------------------------------------------
THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.
-----------------------------------------------------------------------------

                                                                ANNUAL REPORT 29

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                           -------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                           -------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------

Income from investment operations - net investment
 income ................................................         .014          .026          .059          .056          .051

Less distributions from net investment income ..........        (.014)        (.026)        (.059)        (.056)        (.051)
                                                           -------------------------------------------------------------------

Net asset value, end of year ...........................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------


Total return a .........................................        1.41%         2.63%         6.08%         5.75%         5.18%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $5,331,200    $4,734,196    $4,490,919    $4,144,043    $3,672,404

Ratios to average net assets:

 Expenses ..............................................         .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver by affiliate ................         .15%          .16%          .16%          .16%          .15%

 Net investment income .................................        1.39%         2.56%         5.91%         5.65%         5.04%




a Total return is not annualized for periods less than one year.



30 |See notes to financial statements.|Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003



---------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 34.3%
  Bank of America NT & SA, Charlotte Branch, 1.24%, 10/20/03 - 10/21/03 ..........   $  100,000,000   $  100,000,000
  Bank of Nova Scotia, Portland Branch, 1.03% - 1.22%, 7/14/03 - 9/24/03 .........      150,000,000      150,000,000
  Banque Nationale De Paris, New York Branch, 1.02% - 1.35%, 9/26/03 - 4/13/04 ...      125,000,000      125,000,603
  Barclays Bank PLC, New York Branch, 1.24%, 8/04/03 - 10/31/03 ..................      125,000,000      125,001,872
  Bayerische Landesbank Girozen, New York Branch, 1.21% - 1.30%, 7/16/03 - 7/18/03      130,000,000      130,001,056
  Credit Agricole, New York Branch, .98% - 1.34%, 9/02/03 - 10/07/03 .............      150,000,000      150,002,221
  Danske Bank AS, New York Branch, 1.22%, 7/11/03 ................................       50,000,000       50,000,139
  Dexia Bank, New York Branch, .905% - 1.20%, 7/22/03 - 8/12/03 ..................      100,000,000      100,000,728
  Landesbank Hessen Thueringen Giro., New York Branch, 1.205%, 11/17/03 ..........       50,000,000       50,006,570
  Lloyds Bank PLC, New York Branch, .90% - 1.19%, 9/04/03 - 9/23/03 ..............       75,000,000       75,000,450
  Rabobank Nederland NV, New York Branch, 1.09%, 9/05/03 .........................       75,000,000       75,001,371
  Societe Generale North America, New York Branch, 1.24%, 7/16/03 ................       50,000,000       49,999,988
  State Street Corp., Boston Branch, 1.14%, 10/02/03 - 10/03/03 ..................      100,000,000      100,000,000
  Svenska Handelsbanken, New York Branch, 1.25% - 1.29%, 7/15/03 - 7/21/03 .......      125,000,000      125,001,353
  Toronto Dominion Bank, New York Branch, 1.21%, 7/25/03 .........................       75,000,000       75,000,499
  UBS AG, Chicago Branch, .92% - 1.305%, 9/26/03 - 4/16/04 .......................      150,000,000      150,001,205
  Wells Fargo Bank, NA, San Francisco Branch, 1.03% - 1.21%, 7/23/03 - 8/29/03 ...      200,000,000      200,000,000
                                                                                                      ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,830,018,055) ............................                     1,830,018,055
                                                                                                      ---------------

  Commercial Paper 34.8%
a American International Group I, .96% - 1.20%, 7/01/03 - 8/26/03 ................       31,000,000       30,977,600
a ANZ (Delaware) Inc., .99% - 1.24%, 7/07/03 - 8/18/03 ...........................      125,000,000      124,918,500
a Bank of Montreal, 1.20%, 7/10/03 - 7/11/03 .....................................      100,000,000       99,969,167
a Barclays U.S. Funding Corp., 1.04%, 8/25/03 ....................................       11,150,000       11,132,284
a Commonwealth Bank of Australia, 1.21% - 1.22%, 7/08/03 - 7/14/03 ...............      125,000,000      124,963,778
a Danske Corp., .92%, 9/19/03 ....................................................       25,000,000       24,948,889
a Den Danske Corp. Inc., 1.12% - 1.21%, 7/08/03 - 9/08/03 ........................       75,000,000       74,933,729
a Dupont De Nemours Inc., .95% - 1.18%, 7/21/03 - 9/08/03 ........................      113,650,000      113,512,041
a General Electric Capital Corp., .91% - 1.26%, 7/23/03 - 9/30/03 ................      165,100,000      164,776,900
a Hbos Treasury Services, .97% - 1.22%, 7/17/03 - 9/19/03 ........................      175,000,000      174,705,306
a Internationale Ned. U.S. Funding, 1.02% - 1.23%, 7/28/03 - 9/25/03 .............      150,000,000      149,807,847
a Merck & Co Inc., .95%, 8/20/03 .................................................       50,000,000       49,934,028
a Novartis Finance Corp., 1.19%, 7/30/03 .........................................       50,000,000       49,952,069
a Province of British Columbia, 1.18%, 8/13/03 ...................................       23,000,000       22,967,583
a Societe Generale NA Inc., .97% - 1.24%, 8/01/03 - 9/16/03 ......................      110,211,000      110,058,940
a Toronto Dominion Holdings, 1.05%, 8/11/03 ......................................       50,000,000       49,940,208
a Total Fina Elf Capital, 1.30%, 7/01/03 .........................................      200,000,000      200,000,000
a Toyota Motor Credit Corp., .91% - 1.20%, 7/10/03 - 7/23/03 .....................      128,297,000      128,235,395
a Westdeutsche Landesbank, .90% - 1.19%, 8/08/03 - 9/12/03 .......................       50,000,000       49,922,972
a Westpac Capital Corp., 1.21%, 10/09/03 - 10/10/03 ..............................      100,000,000       99,662,208
                                                                                                      ---------------
  Total Commercial Paper (Cost $1,855,319,444) ...................................                     1,855,319,444
                                                                                                      ---------------
  U.S. Government Agency Securities 21.5%
  Federal Home Loan Bank, .95% - 1.165%, 7/01/03 - 8/27/03 .......................       50,355,000       50,313,319
  Federal Home Loan Mortgage Corp., 1.04% - 1.39%, 7/28/03 - 12/31/03 ............      485,000,000      483,806,960
  Federal National Mortgage Association, 1.08% - 1.26%, 7/01/03 - 10/08/03 .......      610,778,000      609,915,681
                                                                                                      ---------------
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (COST $1,144,035,960) ..........................................................                     1,144,035,960
                                                                                                      ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
  (COST $4,829,373,459) ..........................................................                     4,829,373,459
                                                                                                      ---------------

                                                               Annual Report| 31

The Money Market Portfolios


---------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS 10.3%
  b ABN AMRO Bank, NV, New York Branch, 1.30%, 7/01/03
    (Maturity Value $180,006,500) ......................................................   $180,000,000    $   180,000,000
     Collateralized by U.S. Government Agency Coupons
  b Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $93,917,791) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $93,917,687) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, 1.25%, 7/01/03 (Maturity Value $180,006,250) ...................    180,000,000        180,000,000
     Collateralized by U.S. Government Agency Coupons
                                                                                                           ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $547,830,000) ....................................                       547,830,000
                                                                                                           ----------------
    TOTAL INVESTMENTS (COST $5,377,203,459) 100.9% .....................................                     5,377,203,459
    OTHER ASSETS, LESS LIABILITIES (.9)% ...............................................                       (46,003,746)
                                                                                                           ----------------
    NET ASSETS 100.0% ..................................................................                   $ 5,331,199,713
                                                                                                           ----------------

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
bSee Note 1(b) regarding repurchase agreements.

32 |See notes to financial statements.|Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                    --------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                                      2003        2002        2001        2000        1999
                                                                    --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------
Income from investment operations - net investment income ........     .013        .024        .056        .054        .049

Less distributions from net investment income ....................    (.013)      (.024)      (.056)      (.054)      (.049)
                                                                    --------------------------------------------------------
Net asset value, end of year .....................................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------


Total return a ...................................................    1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................. $201,758    $226,676    $186,718    $221,993    $258,458

Ratios to average net assets:

 Expenses ........................................................     .15%        .15%        .15%        .15%        .15%

 Expenses excluding waiver by affiliate ..........................     .16%        .16%        .16%        .16%        .15%

 Net investment income ...........................................    1.34%       2.33%       5.63%       5.36%       4.84%

aTotal return is not annualized for periods less than one year.

                            Annual Report|See notes to financial statements.| 33

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003


--------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                  PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 48.5%
    U.S. Treasury Bill, 7/03/03 .......................................................     $  5,000,000    $    4,999,707
    U.S. Treasury Bill, 7/10/03 .......................................................        5,000,000         4,998,469
    U.S. Treasury Bill, 7/31/03 .......................................................        5,000,000         4,995,146
    U.S. Treasury Bill, 8/21/03 .......................................................        5,000,000         4,992,775
    U.S. Treasury Bill, 8/28/03 .......................................................        5,000,000         4,991,139
    U.S. Treasury Bill, 9/04/03 .......................................................       10,000,000         9,980,410
    U.S. Treasury Bill, 9/11/03 .......................................................       10,000,000         9,981,600
    U.S. Treasury Bill, 10/09/03 ......................................................       10,000,000         9,968,056
    U.S. Treasury Bill, 10/16/03 ......................................................        5,000,000         4,987,517
    U.S. Treasury Bill, 11/20/03 ......................................................        5,000,000         4,979,883
    U.S. Treasury Bill, 12/04/03 ......................................................       10,000,000         9,959,592
    U.S. Treasury Bill, 12/18/03 ......................................................        5,000,000         4,978,750
    U.S. Treasury Bill, 1/02/04 .......................................................        5,000,000         4,976,363
    U.S. Treasury Note, 2.75%, 9/30/03 ................................................        5,000,000         5,016,645
    U.S. Treasury Note, 3.25%, 12/31/03 ...............................................        5,000,000         5,049,707
    U.S. Treasury Note, 3.38%, 4/30/04 ................................................        3,000,000         3,052,187
                                                                                                            ---------------
    Total Government Securities (Cost $97,907,946).....................................                         97,907,946
                                                                                                            ---------------

    REPURCHASE AGREEMENTS 56.4%
  a ABN AMRO Bank, N.V., New York Branch, 1.08%, 7/01/03
    (Maturity Value $10,000,300) ......................................................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Notes
  a Banc of America Securities LLC, .97%, 7/01/03 (Maturity Value
    $7,000,189) .......................................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Barclays Capital Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) .................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Bear, Stearns & Co. Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) ..............        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $29,395,874).......................................................................       29,395,000        29,395,000
     Collateralized by U.S. Treasury Notes
  a Dresdner Kleinwort Wasserstein Securities LLC, 1.00%, 7/01/03
    (Maturity Value $7,000,194) .......................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Goldman, Sachs, & Co., 1.07%, 7/01/03 (Maturity Value $7,000,208)  ................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $29,390,841)  .....................................................................       29,390,000        29,390,000
     Collateralized by U.S. Treasury Notes
  a UBS Securities LLC, 1.08%, 7/01/03 (Maturity Value $10,000,300)  ..................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Bills
                                                                                                            ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $113,785,000) ...................................                        113,785,000
                                                                                                            ---------------

    TOTAL INVESTMENTS (COST $211,692,946) 104.9% ......................................                        211,692,946
    OTHER ASSETS, LESS LIABILITIES (4.9%)  ............................................                         (9,934,917)
                                                                                                            ---------------

    NET ASSETS 100.0% .................................................................                     $  201,758,029
                                                                                                            ---------------

aSee Note 1(b) regarding repurchase agreements.

34 |See notes to financial statements.|Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003


                                                                                         ----------------------------------
                                                                                                               THE U.S.
                                                                                                              GOVERNMENT
                                                                                                  THE         SECURITIES
                                                                                             MONEY MARKET    MONEY MARKET
                                                                                               PORTFOLIO       PORTFOLIO
                                                                                         ----------------------------------
Assets:
 Investments in securities, at value and cost .......................................    $ 4,829,373,459   $    97,907,946
 Repurchase agreements, at value and cost ...........................................        547,830,000       113,785,000
 Cash ...............................................................................                 --             5,321
 Interest receivable                                                                           3,422,596            55,391
                                                                                         ----------------------------------
      Total assets                                                                         5,380,626,055       211,753,658
Liabilities:
 Payables:
  Investment securities purchased ...................................................                 --         9,956,213
  Affiliates ........................................................................            649,120            20,470
 Funds advanced by custodian ........................................................         48,717,550                --
 Other liabilities ..................................................................             59,672            18,946
                                                                                         ----------------------------------
      Total liabilities .............................................................         49,426,342         9,995,629
                                                                                         ----------------------------------
Net assets, at value ................................................................    $ 5,331,199,713      $201,758,029
                                                                                         ----------------------------------
Shares outstanding ..................................................................      5,331,199,713       201,758,029
                                                                                         ----------------------------------
Net asset value per share ...........................................................              $1.00             $1.00
                                                                                         ----------------------------------



                            Annual Report|See notes to financial statements.| 35

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the year ended June 30, 2003

                                                                                             ------------------------------
                                                                                                                THE U.S.
                                                                                                               GOVERNMENT
                                                                                                   THE         SECURITIES
                                                                                              MONEY MARKET    MONEY MARKET
                                                                                                PORTFOLIO       PORTFOLIO
                                                                                             ------------------------------
Investment income:
 Interest .............................................................................      $ 81,056,516    $   3,206,342
                                                                                             ------------------------------
Expenses:
 Management fees (Note 3) .............................................................         7,877,475          322,526
 Custodian fees .......................................................................            51,156            2,206
 Professional fees ....................................................................            53,677           19,963
 Other ................................................................................            83,273            3,266
                                                                                             ------------------------------
      Total expenses ..................................................................         8,065,581          347,961
      Expenses waived by affiliate (Note 3) ...........................................          (185,571)         (25,474)
                                                                                             ------------------------------
       Net expenses ...................................................................         7,880,010          322,487
                                                                                             ------------------------------
        Net investment income .........................................................        73,176,506        2,883,855
                                                                                             ------------------------------
Net realized gain (loss) from investments .............................................            19,063               --
                                                                                             ------------------------------
Net increase (decrease) in net assets resulting from operations .......................      $ 73,195,569    $   2,883,855
                                                                                             ------------------------------



36 |See notes to financial statements.|Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002

                                                      ---------------------------------------------------------------------
                                                                                             THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                            2003             2002                 2003           2002
                                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $    73,176,506   $  125,672,808       $   2,883,855   $   5,015,722
  Net realized gain (loss) from investments........            19,063           83,083                  --              --
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..................        73,195,569      125,755,891           2,883,855       5,015,722
 Distributions to shareholders from net investment
  income ..........................................       (73,195,569) a  (125,755,891) b       (2,883,855)     (5,015,722)
 Capital share transactions (Note 2) ..............       597,003,871      243,276,615         (24,918,467)     39,958,367
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets........       597,003,871      243,276,615         (24,918,467)     39,958,367
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ...............................     4,734,195,842    4,490,919,227         226,676,496     186,718,129
                                                      ---------------------------------------------------------------------
  End of year .....................................   $ 5,331,199,713   $4,734,195,842        $201,758,029  $  226,676,496
                                                      ---------------------------------------------------------------------


aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investments of $83,083.



                            Annual Report|See notes to financial statements.| 37

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.



38 |Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Portfolios' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.


                                                               Annual Report| 39

The Money Market Portfolios

2. SHARES OF BENEFICIAL INTEREST


At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                              THE U.S.
                                                                             GOVERNMENT
                                                                THE          SECURITIES
                                                           MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO        PORTFOLIO
                                                         ---------------------------------
Year ended June 30, 2003
 Shares sold .........................................   $ 6,279,565,500   $  309,427,987
 Shares issued in reinvestment of distributions ......        73,193,516        2,884,175
 Shares redeemed .....................................    (5,755,755,145)    (337,230,629)
                                                         ---------------------------------
 Net increase (decrease) .............................   $   597,003,871   $  (24,918,467)
                                                         =================================
Year ended June 30, 2002
 Shares sold .........................................   $ 7,836,706,875   $  356,762,722
 Shares issued in reinvestment of distributions ......       125,757,515        5,017,250
 Shares redeemed .....................................    (7,719,187,775)    (321,821,605)
                                                         ---------------------------------
 Net increase (decrease) .............................   $   243,276,615   $   39,958,367
                                                         =================================


40 |Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                    ---------------------------------
                                                                                      Percentage of
                                                                       Shares      Outstanding Shares
                                                                    ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio              2,998,841,506        56.25%
Franklin Money Fund                                                 1,959,838,113        36.76%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund           231,177,015         4.34%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund                                                           141,343,079         2.65%

At June 30, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                    ---------------------------------
                                                                                      Percentage of
                                                                       Shares      Outstanding Shares
                                                                    ---------------------------------
Franklin Federal Money Fund                                           125,651,937        62.28%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio                                                76,106,092        37.72%


                                                               Annual Report| 41

The Money Market Portfolios

4. INCOME TAXES


The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                                                                      THE U.S.
                                                                                     GOVERNMENT
                                                        THE                          SECURITIES
                                                   MONEY MARKET                     MONEY MARKET
                                                     PORTFOLIO                        PORTFOLIO
                                           --------------------------------------------------------------
                                               2003             2002               2003           2002
                                           --------------------------------------------------------------
Distributions paid from ordinary income    $73,195,569      $125,755,891        $2,883,855     $5,015,722
                                           ==============================================================

At June 30, 2003, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                           The U.S.
                                                          Government
                                             The          Securities
                                        Money Market     Money Market
                                          Portfolio        Portfolio
                                       -------------------------------
Cost of investments                    $5,377,203,459    $ 211,692,946
                                       ===============================

Undistributed ordinary income          $        6,843    $          --
                                       ===============================


42 |Annual Report

The Money Market Portfolios

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003

                                                               Annual Report| 43

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1992       105                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and
 FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
 1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1992       132                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
 Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
--------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Trustee        Since 1998       46                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public
 Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
--------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1992       133                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------
 Frank W.T. LaHaye (74)        Trustee        Since 1992       105                        Director, The California Center
 One Franklin Parkway                                                                     for Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
--------------------------------------------------------------------------------------------------------------------------



44 |Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                 Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI WorldCom,
                                                                                          Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-2002).
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
 FORMERLY, Chairman, White River Corporation (financial services) (1993-1998)
 and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
 National Association of Securities Dealers, Inc.
 (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee and    Trustee since    132                        None
 One Franklin Parkway          Chairman of    1992 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since    115                        None
 One Franklin Parkway          President and  1992 and
 San Mateo, CA 94403-1906      Chief          President and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------


                                                               Annual Report| 45

---------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President Since 1992       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
 Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
 Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC;
 President and Director, Franklin Advisers, Inc.; Executive Vice President,
 Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice    Since 2002      Not Applicable             None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief
 Fort Lauderdale, FL 33394-3091 Executive
                                Officer -
                                Finance and
                                Administration
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity
 Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------


46 |Annual Report


---------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)         Vice President  Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue               -AML                                                        Chemicals, Inc. and Lingnan
 Rockefeller Center             Compliance                                                  Foundation.
 New York, NY 10048-0772
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
 International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)   Treasurer and   Treasurer since  Not Applicable             None
 One Franklin Parkway           Chief Financial 2000 and Chief
 San Mateo, CA 94403-1906       Officer         Financial Officer
                                                since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)         Vice President Since 2000        Not Applicable             None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                               Annual Report| 47

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International
 (Ex EM) Fund
GLOBAL
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund
GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2
VALUE
Franklin Balance Sheet
 Investment Fund 3


Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5
SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund


Franklin Technology Fund
Mutual Financial Services Fund
ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate Target Fund
INCOME
Franklin Adjustable U.S. Government Securities Fund6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic
 Mortgage Portfolio
Franklin Templeton Hard
 Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6



Templeton Global Bond Fund
TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free
 Income Fund 10
Tax-Exempt Money Fund 6, 7

STATE-SPECIFIC
TAX-FREE INCOME 9

Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10


Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia


VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance Products Trust12

1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4. Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                                                           06/03
                         Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS


One Franklin Parkway
San Mateo, CA  94403-1906



ANNUAL REPORT AND SHAREHOLDER LETTER
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-1 A2003 08/03



Annual

[GRAPHIC OMITTED]

                                  June 30, 2003

Report
and          ShareholderLetter

Institutional Fiduciary Trust

   Franklin Cash Reserves Fund




[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

                                                    Thank you for investing with
                                              Franklin Templeton Investments. We
                                           encourage our investors to maintain a
                                              long-term perspective and remember
                                           that all securities markets move both
                                              up and down, as do portfolio share
                     prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



[PHOTO OMITTED]

Charles B. Johnson
Chairman
Institutional Fiduciary Trust

                         Not part of the annual report

ANNUAL REPORT


FRANKLIN CASH RESERVES FUND

--------------------------------------------------------------------------------
Your Fund's Goal: The Franklin Cash Reserves Fund (the Fund) seeks a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal. 2
--------------------------------------------------------------------------------


This annual report for Franklin Cash Reserves Fund covers the fiscal year ended June 30, 2003.

Throughout the reporting period, we continued to experience sluggish economic growth, declining inflation and increasing unemployment. In addition, the first six months of 2003 saw heightened geopolitical tensions in the Middle East and war in Iraq, which significantly affected fuel commodity prices and stock market activity. On the economic front, United States gross domestic product growth for the first quarter of 2003 was 1.4% annualized, the same level as the prior quarter. This sub-optimal growth was not entirely unexpected, given armed conflict with Iraq. Inflation continued to be muted, as energy prices came down during second quarter 2003 and pricing power remained elusive, while unemployment crept higher toward period end.



2. An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.


4 ANNUAL REPORT

Investment remained less than robust, as companies continued to show reluctance in putting new capital to work. Capacity issues in domestic manufacturing and increased competition from globalization dampened pricing power and reduced the return potential of investment. Some of the mitigating factors were a turn in corporate earnings-the first quarter of 2003 saw marked increases across many industries-and recently implemented tax breaks geared toward increased investment.

While economic growth over the past few quarters has been somewhat disappointing, the government continued to do its part to help foster economic growth. Recently, the government has added fiscal stimulus by increasing tax cuts and monetary stimulus in the form of a Federal Reserve (the Fed) easing of short-term rates.

American consumers endured a confluence of negative events over the last several years, including stock market and job losses, corporate scandals, terrorist attacks and the ensuing U.S.-led war on terror. Despite these setbacks, consumer spending remained healthy, buoyed by tax cuts and low interest rates.
As further incentive to consumer spending, the government recently passed more tax cuts geared toward income and investment. The Fed expressed the opinion that the small threat of deflation outweighed the risk of rising prices, and lowered the benchmark overnight lending rate by a quarter point to a 45-year low of 1.00% in their June meeting. This, the Fed's second rate cut in the reporting period, allowed consumers to further lower their debt service costs. This ties in nicely with one of the bright spots in the economy, the housing market. Existing home sales remained near record levels, new home sales set records, and low mortgage rates encouraged these trends while simultaneously setting off a record wave of mortgage refinancing activity among existing homeowners. The strong housing market helped to



                                                                 ANNUAL REPORT 5
alleviate some of the effects of prolonged stock market weakness, and continued to play an important role in maintaining consumption growth at period end.

We continued to invest the Portfolio's assets in the highest- quality money market securities. For example, on June 30, 2003, over 94% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A. 3 Consistent with the Fund's objective of providing shareholders with a high-quality, conservative investment vehicle, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of June 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.



3. This does not indicate a rating of the Fund.


6 ANNUAL REPORT

FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations 4
o Certificates of deposit
o Bank notes
o High-grade commercial paper
o High-grade short-term corporate obligations
o Repurchase agreements collateralized by U.S. government securities 4

The Portfolio's composition as a percentage of total investments on June 30, 2003, is shown to the right.

[GRAPHIC OMITTED]
THE MONEY MARKET PORTFOLIO
PORTFOLIO COMPOSITE
6/30/03

CERTIFICATES OF DEPOSIT 34.0%
COMMERCIAL PAPER 34.5%
REPURCHASE AGREEMENTS 10.2%
U.S. GOVERNMENT AGENCY SECURITIES 21.3%



4. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares. You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.


                                                                 ANNUAL REPORT 7

PERFORMANCE SUMMARY


Franklin Cash Reserves Fund
Period ended June 30, 2003

--------------------------------

Seven-day current yield6 0.24%

Seven-day effective yield6 0.24%

Average weighted maturity 54 days



Reflecting the decline in short-term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 0.92% (as of June 30, 2002) and ended at 0.24% on June 30, 2003. The average weighted maturity was 63 days as of June 30, 2002, compared to 54 days as of June 30, 2003.

[GRAPHIC OMITTED]
FRANKLIN CASH RESERVES FUND
TOTAL RETURNS VS. LIPPER INSTITUTIONAL MONEY MARKET FUNDS INDEX*
PERIODS ENDED JUNE 30, 2003

FRANKLIN CASH RESERVES FUND
ONE-YEAR        THREE-YEAR      FIVE-YEAR
0.20%           8.00%           18.58%

LIPPER INSTITUTIONAL MONEY MARKET FUNDS INDEX
1.40%           10.10%          22.37%


5. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2003, there were 281 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.
6. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Effective January 1, 2003, Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expensed to limit total operating expenses to no more than 0.85% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields would have been -0.36 and -0.36, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or a loss when you sell your shares. For more current performance, please call an FTI Institutional Services representative at 1-800/321.8563.


8 ANNUAL REPORT

Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
                          FRANKLIN CASH RESERVES FUND
Financial Highlights


                                                                         Year Ended June 30,
                                                             -------------------------------------------------
                                                                2003      2002       2001      2000      1999
                                                             -------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................    $1.00     $1.00      $1.00     $1.00     $1.00
                                                             -------------------------------------------------
Income from investment operations - net investment income .     .007      .018       .052      .049      .044
Less distributions from net investment income .............    (.007)    (.018)     (.052)    (.049)    (.044)
                                                             -------------------------------------------------
Net asset value, end of year ..............................    $1.00     $1.00      $1.00     $1.00     $1.00
                                                             =================================================

Total return a ............................................     .70%     1.85%      5.31%     5.07%     4.49%

Ratios/supplemental data
Net assets, end of year (000's) ........................... $231,196  $180,909   $153,223  $117,081  $135,390
Ratios to average net assets:
 Expenses b ...............................................     .88%      .93%       .88%      .81%      .82%
 Expenses excluding waiver and payments by affiliate b ....     .96%      .94%       .89%      .82%      .82%
 Net investment income ....................................     .66%     1.80%      5.12%     4.91%     4.38%


aTotal return is not annualized for periods less than one year. bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.
                                                                 ANNUAL REPORT 9

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Statement of Investments, June 30, 2003

                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Mutual Funds (Cost $231,177,015) 100.0%
The Money Market Portfolio (Note 1) ..............  231,177,015    $231,177,015
Other Assets, less Liabilities ...................                       19,142
                                                                   ------------
Net Assets 100.0% ................................                 $231,196,157
                                                                   ============


                       See notes to financial statements.
10 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements


Statement of Assets and Liabilities
June 30, 2003

Assets:
 Investments in securities, at value and cost ......... $231,177,015
 Receivables from capital shares sold .................      655,339
                                                        ------------
      Total assets ....................................  231,832,354
                                                        ------------
Liabilities:
 Payables:
  Capital shares redeemed .............................      559,181
  Affiliates ..........................................       41,678
 Other liabilities ....................................       35,338
                                                        ------------
      Total liabilities ...............................      636,197
                                                        ------------
Net assets, at value .................................. $231,196,157
                                                        ============
Shares outstanding ....................................  231,196,157
                                                        ============
Net asset value per share .............................        $1.00
                                                        ============



                       See notes to financial statements.
                                                                ANNUAL REPORT 11

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


Statement of Operations
for the year ended June 30, 2003


Investment income:
 Dividends .............................................................  $2,772,296
                                                                          ----------
Expenses:
 Administrative fees (Note 3) ..........................................     502,441
 Distribution fees (Note 3) ............................................     502,808
 Transfer agent fees (Note 3) ..........................................     550,990
 Reports to shareholders ...............................................      12,819
 Registration and filing fees ..........................................      20,708
 Professional fees .....................................................      17,727
 Trustees' fees and expenses ...........................................       2,498
 Other .................................................................      10,740
                                                                          ----------
      Total expenses ...................................................   1,620,731
      Expenses waived by affiliate (Note 3) ............................    (165,417)
                                                                          ----------
       Net expenses ....................................................   1,455,314
                                                                          ----------
        Net investment income ..........................................   1,316,982
                                                                          ----------
Net increase (decrease) in net assets resulting from operations ........  $1,316,982
                                                                          ==========


                       See notes to financial statements.
12 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


Statements of Changes in Net Assets
for the years ended June 30, 2003 and 2002

                                                                                   2003           2002
                                                                                --------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ........................................................  $ 1,316,982    $ 3,094,379
 Distributions to shareholders from net investment income ....................   (1,316,982)    (3,094,379)
 Capital share transactions (Note 2) .........................................   50,286,696     27,686,107
                                                                                --------------------------
Net increase (decrease) in net assets ........................................   50,286,696     27,686,107
Net assets (there is
no undistributed net investment income at beginning or end of year):
 Beginning of year ...........................................................  180,909,461    153,223,354
                                                                                --------------------------
 End of year .................................................................  $231,196,157  $180,909,461
                                                                                ==========================


                       See notes to financial statements.
                                                                ANNUAL REPORT 13

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series (the Funds). Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The Fund's investment objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2003, the Fund owns 4.34% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



14 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)


e. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:


                                                               Year Ended June 30,
                                                           -----------------------------
                                                               2003         2002
                                                           -----------------------------
Shares sold .............................................. $210,286,466   $ 209,309,023
Shares issued in reinvestment of distributions ...........    1,369,562       3,101,116
Shares redeemed .......................................... (161,369,332)   (184,724,032)
                                                           -----------------------------
Net increase (decrease) .................................. $ 50,286,696   $  27,686,107
                                                           ============================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investors Services LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the average daily net assets of the Fund. Advisers agreed in advance to waive administrative fees, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $550,990, of which $495,300 was paid to Investor Services.


                                                                ANNUAL REPORT 15

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (continued)


4. INCOME TAXES




The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                                        2003           2002
                                                    ---------------------------
Distributions paid from:
 Ordinary income                                    $1,316,982       $3,094,379
                                                    ===========================

At June 30, 2003, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

16 ANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Independent Auditors' Report

To the Board of Trustees and Shareholders of Institutional Fiduciary Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserves Fund (the "Fund") constituting part of the Institutional Fiduciary Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003


                                                                ANNUAL REPORT 17

BOARD MEMBERS AND OFFICERS
INSTITUTIONAL FIDUCIARY TRUST

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS


----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1985       105                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
 Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1985       132                       Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                    company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
----------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Trustee        Since 1998        46                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
 FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1989       133                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1985       105                       Director, The California Center for
 One Franklin Parkway                                                                    Land Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
----------------------------------------------------------------------------------------------------------------------------



18 ANNUAL REPORT



                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                       Director, White Mountains
 One Franklin Parkway                                                                    Insurance Group, Ltd. (holding
 San Mateo, CA 94403-1906                                                                company); Martek Biosciences
                                                                                         Corporation; MedImmune, Inc.
                                                                                         (biotechnology); Overstock.com
                                                                                         (Internet services); and Spacehab,
                                                                                         Inc. (aerospace services); and
                                                                                         FORMERLY, Director, MCI
                                                                                         Communication Corporation
                                                                                         (subsequently known as MCI
                                                                                         WorldCom, Inc. and WorldCom, Inc.)
                                                                                         (communications services)
                                                                                         (1988-2002).
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998)and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Chairman of    Trustee since       132                       None
 One Franklin Parkway          the Board      1985 and
 San Mateo, CA 94403-1906                     Chairman of
                                              the Board since
                                              1993

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since     115                       None
 One Franklin Parkway          President and  1985 and
 San Mateo, CA 94403-1906      Chief          President and Chief
                               Executive      Executive Officer
                               Officer -      - Investment
                               Investment     Management
                               Management     since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------




                                                                ANNUAL REPORT 19

---------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President    Since 1986       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President    Since 1995       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC;
 Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice       Since 2002       Not Applicable                None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief Executive
 Fort Lauderdale, FL 33394-3091 Officer -
                                Finance and
                                Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty
 Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------



20 ANNUAL REPORT

---------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President    Since 2002       Not Applicable                Director, FTI Banque, Arch
 600 Fifth Avenue              -AML                                                             Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                       Foundation.
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and     Treasurer since  Not Applicable                None
 One Franklin Parkway          Chief Financial   2000 and Chief
 San Mateo, CA 94403-1906      Officer           Financial Officer
                                                 since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                                ANNUAL REPORT 21

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                           -------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                           -------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------

Income from investment operations - net investment
 income ................................................         .014          .026          .059          .056          .051

Less distributions from net investment income ..........        (.014)        (.026)        (.059)        (.056)        (.051)
                                                           -------------------------------------------------------------------

Net asset value, end of year ...........................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------


Total return a .........................................        1.41%         2.63%         6.08%         5.75%         5.18%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $5,331,200    $4,734,196    $4,490,919    $4,144,043    $3,672,404

Ratios to average net assets:

 Expenses ..............................................         .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver by affiliate ................         .15%          .16%          .16%          .16%          .15%

 Net investment income .................................        1.39%         2.56%         5.91%         5.65%         5.04%




a Total return is not annualized for periods less than one year.



22 |See notes to financial statements.|Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003



---------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 34.3%
  Bank of America NT & SA, Charlotte Branch, 1.24%, 10/20/03 - 10/21/03 ..........   $  100,000,000   $  100,000,000
  Bank of Nova Scotia, Portland Branch, 1.03% - 1.22%, 7/14/03 - 9/24/03 .........      150,000,000      150,000,000
  Banque Nationale De Paris, New York Branch, 1.02% - 1.35%, 9/26/03 - 4/13/04 ...      125,000,000      125,000,603
  Barclays Bank PLC, New York Branch, 1.24%, 8/04/03 - 10/31/03 ..................      125,000,000      125,001,872
  Bayerische Landesbank Girozen, New York Branch, 1.21% - 1.30%, 7/16/03 - 7/18/03      130,000,000      130,001,056
  Credit Agricole, New York Branch, .98% - 1.34%, 9/02/03 - 10/07/03 .............      150,000,000      150,002,221
  Danske Bank AS, New York Branch, 1.22%, 7/11/03 ................................       50,000,000       50,000,139
  Dexia Bank, New York Branch, .905% - 1.20%, 7/22/03 - 8/12/03 ..................      100,000,000      100,000,728
  Landesbank Hessen Thueringen Giro., New York Branch, 1.205%, 11/17/03 ..........       50,000,000       50,006,570
  Lloyds Bank PLC, New York Branch, .90% - 1.19%, 9/04/03 - 9/23/03 ..............       75,000,000       75,000,450
  Rabobank Nederland NV, New York Branch, 1.09%, 9/05/03 .........................       75,000,000       75,001,371
  Societe Generale North America, New York Branch, 1.24%, 7/16/03 ................       50,000,000       49,999,988
  State Street Corp., Boston Branch, 1.14%, 10/02/03 - 10/03/03 ..................      100,000,000      100,000,000
  Svenska Handelsbanken, New York Branch, 1.25% - 1.29%, 7/15/03 - 7/21/03 .......      125,000,000      125,001,353
  Toronto Dominion Bank, New York Branch, 1.21%, 7/25/03 .........................       75,000,000       75,000,499
  UBS AG, Chicago Branch, .92% - 1.305%, 9/26/03 - 4/16/04 .......................      150,000,000      150,001,205
  Wells Fargo Bank, NA, San Francisco Branch, 1.03% - 1.21%, 7/23/03 - 8/29/03 ...      200,000,000      200,000,000
                                                                                                      ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,830,018,055) ............................                     1,830,018,055
                                                                                                      ---------------

  Commercial Paper 34.8%
a American International Group I, .96% - 1.20%, 7/01/03 - 8/26/03 ................       31,000,000       30,977,600
a ANZ (Delaware) Inc., .99% - 1.24%, 7/07/03 - 8/18/03 ...........................      125,000,000      124,918,500
a Bank of Montreal, 1.20%, 7/10/03 - 7/11/03 .....................................      100,000,000       99,969,167
a Barclays U.S. Funding Corp., 1.04%, 8/25/03 ....................................       11,150,000       11,132,284
a Commonwealth Bank of Australia, 1.21% - 1.22%, 7/08/03 - 7/14/03 ...............      125,000,000      124,963,778
a Danske Corp., .92%, 9/19/03 ....................................................       25,000,000       24,948,889
a Den Danske Corp. Inc., 1.12% - 1.21%, 7/08/03 - 9/08/03 ........................       75,000,000       74,933,729
a Dupont De Nemours Inc., .95% - 1.18%, 7/21/03 - 9/08/03 ........................      113,650,000      113,512,041
a General Electric Capital Corp., .91% - 1.26%, 7/23/03 - 9/30/03 ................      165,100,000      164,776,900
a Hbos Treasury Services, .97% - 1.22%, 7/17/03 - 9/19/03 ........................      175,000,000      174,705,306
a Internationale Ned. U.S. Funding, 1.02% - 1.23%, 7/28/03 - 9/25/03 .............      150,000,000      149,807,847
a Merck & Co Inc., .95%, 8/20/03 .................................................       50,000,000       49,934,028
a Novartis Finance Corp., 1.19%, 7/30/03 .........................................       50,000,000       49,952,069
a Province of British Columbia, 1.18%, 8/13/03 ...................................       23,000,000       22,967,583
a Societe Generale NA Inc., .97% - 1.24%, 8/01/03 - 9/16/03 ......................      110,211,000      110,058,940
a Toronto Dominion Holdings, 1.05%, 8/11/03 ......................................       50,000,000       49,940,208
a Total Fina Elf Capital, 1.30%, 7/01/03 .........................................      200,000,000      200,000,000
a Toyota Motor Credit Corp., .91% - 1.20%, 7/10/03 - 7/23/03 .....................      128,297,000      128,235,395
a Westdeutsche Landesbank, .90% - 1.19%, 8/08/03 - 9/12/03 .......................       50,000,000       49,922,972
a Westpac Capital Corp., 1.21%, 10/09/03 - 10/10/03 ..............................      100,000,000       99,662,208
                                                                                                      ---------------
  Total Commercial Paper (Cost $1,855,319,444) ...................................                     1,855,319,444
                                                                                                      ---------------
  U.S. Government Agency Securities 21.5%
  Federal Home Loan Bank, .95% - 1.165%, 7/01/03 - 8/27/03 .......................       50,355,000       50,313,319
  Federal Home Loan Mortgage Corp., 1.04% - 1.39%, 7/28/03 - 12/31/03 ............      485,000,000      483,806,960
  Federal National Mortgage Association, 1.08% - 1.26%, 7/01/03 - 10/08/03 .......      610,778,000      609,915,681
                                                                                                      ---------------
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (COST $1,144,035,960) ..........................................................                     1,144,035,960
                                                                                                      ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
  (COST $4,829,373,459) ..........................................................                     4,829,373,459
                                                                                                      ---------------

                                                               Annual Report| 23

The Money Market Portfolios


---------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS 10.3%
  b ABN AMRO Bank, NV, New York Branch, 1.30%, 7/01/03
    (Maturity Value $180,006,500) ......................................................   $180,000,000    $   180,000,000
     Collateralized by U.S. Government Agency Coupons
  b Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $93,917,791) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $93,917,687) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, 1.25%, 7/01/03 (Maturity Value $180,006,250) ...................    180,000,000        180,000,000
     Collateralized by U.S. Government Agency Coupons
                                                                                                           ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $547,830,000) ....................................                       547,830,000
                                                                                                           ----------------
    TOTAL INVESTMENTS (COST $5,377,203,459) 100.9% .....................................                     5,377,203,459
    OTHER ASSETS, LESS LIABILITIES (.9)% ...............................................                       (46,003,746)
                                                                                                           ----------------
    NET ASSETS 100.0% ..................................................................                   $ 5,331,199,713
                                                                                                           ----------------

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
bSee Note 1(b) regarding repurchase agreements.

24 |See notes to financial statements.|Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                    --------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                                      2003        2002        2001        2000        1999
                                                                    --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------
Income from investment operations - net investment income ........     .013        .024        .056        .054        .049

Less distributions from net investment income ....................    (.013)      (.024)      (.056)      (.054)      (.049)
                                                                    --------------------------------------------------------
Net asset value, end of year .....................................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------


Total return a ...................................................    1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................. $201,758    $226,676    $186,718    $221,993    $258,458

Ratios to average net assets:

 Expenses ........................................................     .15%        .15%        .15%        .15%        .15%

 Expenses excluding waiver by affiliate ..........................     .16%        .16%        .16%        .16%        .15%

 Net investment income ...........................................    1.34%       2.33%       5.63%       5.36%       4.84%

aTotal return is not annualized for periods less than one year.

                            Annual Report|See notes to financial statements.| 25

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003


--------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                  PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 48.5%
    U.S. Treasury Bill, 7/03/03 .......................................................     $  5,000,000    $    4,999,707
    U.S. Treasury Bill, 7/10/03 .......................................................        5,000,000         4,998,469
    U.S. Treasury Bill, 7/31/03 .......................................................        5,000,000         4,995,146
    U.S. Treasury Bill, 8/21/03 .......................................................        5,000,000         4,992,775
    U.S. Treasury Bill, 8/28/03 .......................................................        5,000,000         4,991,139
    U.S. Treasury Bill, 9/04/03 .......................................................       10,000,000         9,980,410
    U.S. Treasury Bill, 9/11/03 .......................................................       10,000,000         9,981,600
    U.S. Treasury Bill, 10/09/03 ......................................................       10,000,000         9,968,056
    U.S. Treasury Bill, 10/16/03 ......................................................        5,000,000         4,987,517
    U.S. Treasury Bill, 11/20/03 ......................................................        5,000,000         4,979,883
    U.S. Treasury Bill, 12/04/03 ......................................................       10,000,000         9,959,592
    U.S. Treasury Bill, 12/18/03 ......................................................        5,000,000         4,978,750
    U.S. Treasury Bill, 1/02/04 .......................................................        5,000,000         4,976,363
    U.S. Treasury Note, 2.75%, 9/30/03 ................................................        5,000,000         5,016,645
    U.S. Treasury Note, 3.25%, 12/31/03 ...............................................        5,000,000         5,049,707
    U.S. Treasury Note, 3.38%, 4/30/04 ................................................        3,000,000         3,052,187
                                                                                                            ---------------
    Total Government Securities (Cost $97,907,946).....................................                         97,907,946
                                                                                                            ---------------

    REPURCHASE AGREEMENTS 56.4%
  a ABN AMRO Bank, N.V., New York Branch, 1.08%, 7/01/03
    (Maturity Value $10,000,300) ......................................................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Notes
  a Banc of America Securities LLC, .97%, 7/01/03 (Maturity Value
    $7,000,189) .......................................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Barclays Capital Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) .................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Bear, Stearns & Co. Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) ..............        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $29,395,874).......................................................................       29,395,000        29,395,000
     Collateralized by U.S. Treasury Notes
  a Dresdner Kleinwort Wasserstein Securities LLC, 1.00%, 7/01/03
    (Maturity Value $7,000,194) .......................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Goldman, Sachs, & Co., 1.07%, 7/01/03 (Maturity Value $7,000,208)  ................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $29,390,841)  .....................................................................       29,390,000        29,390,000
     Collateralized by U.S. Treasury Notes
  a UBS Securities LLC, 1.08%, 7/01/03 (Maturity Value $10,000,300)  ..................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Bills
                                                                                                            ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $113,785,000) ...................................                        113,785,000
                                                                                                            ---------------

    TOTAL INVESTMENTS (COST $211,692,946) 104.9% ......................................                        211,692,946
    OTHER ASSETS, LESS LIABILITIES (4.9%)  ............................................                         (9,934,917)
                                                                                                            ---------------

    NET ASSETS 100.0% .................................................................                     $  201,758,029
                                                                                                            ---------------

aSee Note 1(b) regarding repurchase agreements.

26 |See notes to financial statements.|Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003


                                                                                         ----------------------------------
                                                                                                               THE U.S.
                                                                                                              GOVERNMENT
                                                                                                  THE         SECURITIES
                                                                                             MONEY MARKET    MONEY MARKET
                                                                                               PORTFOLIO       PORTFOLIO
                                                                                         ----------------------------------
Assets:
 Investments in securities, at value and cost .......................................    $ 4,829,373,459   $    97,907,946
 Repurchase agreements, at value and cost ...........................................        547,830,000       113,785,000
 Cash ...............................................................................                 --             5,321
 Interest receivable                                                                           3,422,596            55,391
                                                                                         ----------------------------------
      Total assets                                                                         5,380,626,055       211,753,658
Liabilities:
 Payables:
  Investment securities purchased ...................................................                 --         9,956,213
  Affiliates ........................................................................            649,120            20,470
 Funds advanced by custodian ........................................................         48,717,550                --
 Other liabilities ..................................................................             59,672            18,946
                                                                                         ----------------------------------
      Total liabilities .............................................................         49,426,342         9,995,629
                                                                                         ----------------------------------
Net assets, at value ................................................................    $ 5,331,199,713      $201,758,029
                                                                                         ----------------------------------
Shares outstanding ..................................................................      5,331,199,713       201,758,029
                                                                                         ----------------------------------
Net asset value per share ...........................................................              $1.00             $1.00
                                                                                         ----------------------------------



                            Annual Report|See notes to financial statements.| 27

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the year ended June 30, 2003

                                                                                             ------------------------------
                                                                                                                THE U.S.
                                                                                                               GOVERNMENT
                                                                                                   THE         SECURITIES
                                                                                              MONEY MARKET    MONEY MARKET
                                                                                                PORTFOLIO       PORTFOLIO
                                                                                             ------------------------------
Investment income:
 Interest .............................................................................      $ 81,056,516    $   3,206,342
                                                                                             ------------------------------
Expenses:
 Management fees (Note 3) .............................................................         7,877,475          322,526
 Custodian fees .......................................................................            51,156            2,206
 Professional fees ....................................................................            53,677           19,963
 Other ................................................................................            83,273            3,266
                                                                                             ------------------------------
      Total expenses ..................................................................         8,065,581          347,961
      Expenses waived by affiliate (Note 3) ...........................................          (185,571)         (25,474)
                                                                                             ------------------------------
       Net expenses ...................................................................         7,880,010          322,487
                                                                                             ------------------------------
        Net investment income .........................................................        73,176,506        2,883,855
                                                                                             ------------------------------
Net realized gain (loss) from investments .............................................            19,063               --
                                                                                             ------------------------------
Net increase (decrease) in net assets resulting from operations .......................      $ 73,195,569    $   2,883,855
                                                                                             ------------------------------



28 |See notes to financial statements.|Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002

                                                      ---------------------------------------------------------------------
                                                                                             THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                            2003             2002                 2003           2002
                                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $    73,176,506   $  125,672,808       $   2,883,855   $   5,015,722
  Net realized gain (loss) from investments........            19,063           83,083                  --              --
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..................        73,195,569      125,755,891           2,883,855       5,015,722
 Distributions to shareholders from net investment
  income ..........................................       (73,195,569) a  (125,755,891) b       (2,883,855)     (5,015,722)
 Capital share transactions (Note 2) ..............       597,003,871      243,276,615         (24,918,467)     39,958,367
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets........       597,003,871      243,276,615         (24,918,467)     39,958,367
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ...............................     4,734,195,842    4,490,919,227         226,676,496     186,718,129
                                                      ---------------------------------------------------------------------
  End of year .....................................   $ 5,331,199,713   $4,734,195,842        $201,758,029  $  226,676,496
                                                      ---------------------------------------------------------------------


aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investments of $83,083.



                            Annual Report|See notes to financial statements.| 29

The Money Market Portfolios

Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES




The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


30 |Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)




d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Portfolios' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

                                                               Annual Report| 31

The Money Market Portfolios

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:


                                                                                          The U.S.
                                                                                         Government
                                                                            The          Securities
                                                                       Money Market     Money Market
                                                                         Portfolio        Portfolio
                                                                     ---------------------------------
Year ended June 30, 2003
 Shares sold ......................................................  $ 6,279,565,500   $  309,427,987
 Shares issued in reinvestment of distributions ...................       73,193,516        2,884,175
 Shares redeemed ..................................................   (5,755,755,145)    (337,230,629)
                                                                     ---------------------------------
 Net increase (decrease) ..........................................  $   597,003,871   $  (24,918,467)
                                                                     =================================
Year ended June 30, 2002
 Shares sold ......................................................  $ 7,836,706,875   $  356,762,722
 Shares issued in reinvestment of distributions ...................      125,757,515        5,017,250
 Shares redeemed ..................................................   (7,719,187,775)    (321,821,605)
                                                                     ---------------------------------
 Net increase (decrease) ..........................................  $   243,276,615   $   39,958,367
                                                                     =================================

32 |Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2003, the shares of The Money Market Portfolio were owned by the following funds:


                                                                                     Percentage of
                                                                       Shares      Outstanding Shares
                                                                    ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ............ 2,998,841,506        56.25%
Franklin Money Fund ............................................... 1,959,838,113        36.76%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......   231,177,015         4.34%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .......................................................   141,343,079         2.65%

At June 30, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:


                                                                                     Percentage of
                                                                       Shares      Outstanding Shares
                                                                    ---------------------------------
Franklin Federal Money Fund ......................................... 125,651,937        62.28%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio .............................................  76,106,092        37.72%


                                                               Annual Report| 33

The Money Market Portfolios

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                                                                       The U.S.
                                                                                      Government
                                                         The                          Securities
                                                    Money Market                     Money Market
                                                      Portfolio                        Portfolio
                                              ------------------------------------------------------------
                                                 2003              2002             2003           2002
                                              ------------------------------------------------------------
Distributions paid from ordinary income ..... $73,195,569      $125,755,891      $2,883,855     $5,015,722
                                              ============================================================

At June 30, 2003, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                  The U.S.
                                                                 Government
                                                    The          Securities
                                               Money Market     Money Market
                                                 Portfolio        Portfolio
                                              -------------------------------
Cost of investments .......................   $5,377,203,459    $ 211,692,946
                                              ===============================

Undistributed ordinary income .............   $        6,843    $          --
                                              ===============================


34 |Annual Report

The Money Market Portfolios

Independent Auditors' Report



To the Board of Trustees and Shareholders of The Money Market Portfolios

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003


                                                               Annual Report| 35

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1992       105                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and
 FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
 1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1992       132                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
 Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
--------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Trustee        Since 1998       46                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public
 Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
--------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1992       133                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------
 Frank W.T. LaHaye (74)        Trustee        Since 1992       105                        Director, The California Center
 One Franklin Parkway                                                                     for Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
--------------------------------------------------------------------------------------------------------------------------



36 |Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                 Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI WorldCom,
                                                                                          Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-2002).
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
 FORMERLY, Chairman, White River Corporation (financial services) (1993-1998)
 and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
 National Association of Securities Dealers, Inc.
 (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee and    Trustee since    132                        None
 One Franklin Parkway          Chairman of    1992 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since    115                        None
 One Franklin Parkway          President and  1992 and
 San Mateo, CA 94403-1906      Chief          President and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------



                                                               Annual Report| 37

---------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President Since 1992       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
 Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
 Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC;
 President and Director, Franklin Advisers, Inc.; Executive Vice President,
 Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice    Since 2002      Not Applicable             None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief
 Fort Lauderdale, FL 33394-3091 Executive
                                Officer -
                                Finance and
                                Administration
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity
 Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------


38 |Annual Report


---------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)         Vice President  Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue               -AML                                                        Chemicals, Inc. and Lingnan
 Rockefeller Center             Compliance                                                  Foundation.
 New York, NY 10048-0772
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
 International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)   Treasurer and   Treasurer since  Not Applicable             None
 One Franklin Parkway           Chief Financial 2000 and Chief
 San Mateo, CA 94403-1906       Officer         Financial Officer
                                                since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)         Vice President Since 2000        Not Applicable             None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                               Annual Report| 3

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.
FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International
 (Ex EM) Fund
GLOBAL
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund
GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2
VALUE
Franklin
Balance Sheet
 Investment Fund 3


Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5
SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund



Franklin Technology Fund
Mutual Financial Services Fund
ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate Target Fund
INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic
 Mortgage Portfolio
Franklin Templeton Hard
 Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6


Templeton Global Bond Fund
Tax-Free Income 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free
 Income Fund 10
Tax-Exempt Money Fund 6, 7
STATE-SPECIFIC
TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10


Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia


VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance Products Trust 12

1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4. Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY). 12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                                                           06/03

                         Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906



Annual Report and Shareholder Letter
Institutional Fiduciary Trust

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563.
A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 A2003 08/03


[COVER]

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND


ANNUAL REPORT
JUNE 30, 2003













FRANKLIN(R) TEMPLETON(R) INVESTMENTS


CONTENTS


Annual Report

      Franklin Structured Large Cap Core Equity Fund          x

      Franklin Structured Large Cap Growth Equity Fund        x

      Financial Highlights &Statement of Investments          x

      Financial Statements                                    x

      Notes to Financial Statements                           x

      Independent Auditor's Report                            x

      Board Members and Officers                              x




Annual Report

-------------------------------------------------------------------------------
FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING AT LEAST 80% OF NET ASSETS IN EQUITY SECURITIES OF COMPANIES WHOSE MARKET CAPITALIZATIONS ARE WITHIN THE TOP 50% IN TERMS OF SIZE OF COMPANIES WHOSE EQUITY SECURITIES ARE LISTED ON A U.S. SECURITIES EXCHANGE OR TRADED ON THE NATIONAL ASSOCIATION OF SECURITIES DEALERS AUTOMATED QUOTATIONS (NASDAQ) SYSTEM.
-------------------------------------------------------------------------------

This annual report for Franklin Structured Large Cap Core Equity Fund covers the fiscal period ended June 30, 2003. The Fund commenced operations on April 30, 2003.

Major indices showed gains in the second quarter as major combat operations in Iraq ended swiftly, Congress passed a $350 billion dollar tax-cut bill, the Federal Reserve lowered interest rates to a 45-year low, economic data suggested improvement in business and consumer activity, and corporations showed improvements in earnings. All these factors helped move the equity market up as the S&P 500 rose 15.39% for the quarter and the Russell 1000 Growth Index rose 14.31% for the same period. Franklin Structured Large Cap Core Equity Fund returned 6.80% since inception, outperforming its benchmark, the S&P 500(R) Index, which gained 6.64% for the same period.

Our objectives for Franklin Structured Large Cap Core Equity Fund are very tight risk controls and modest excess return. To achieve the first objective, the portfolio is managed using robust quantitative tools that match the broad risk characteristics of the S&P 500(R) Index. The portfolio is managed very close to the index, with very tight tracking error levels. To achieve excess return over the benchmark, we leverage the deep pool of analyst research within the organization.

Please remember that this discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Annual Report

[Sidebar - Bar Chart]
PORTFOLIO BREAKDOWN
Franklin Structured Large Cap Core Equity Fund
Based on Total Net Assets
6/30/03

Finance                            20.3%
Health Technology                  11.9%
Electronic Technology              10.9%
Consumer Non-Durables               9.1%
Technology Services                 9.0%
Consumer Services                   6.6%
Retail Trade                        5.9%
Energy Minerals                     4.6%
Producer Manufacturing              4.1%
Communications                      3.8%
Utilities                           3.0%
Process Industries                  1.6%
Distribution Services               1.5%
Commercial Services                 1.3%
Health Services                     1.3%
Non-Energy Minerals                 1.1%
Transportation                      1.0%
Consumer Durables                   1.0%
Industrial Services                 1.0%
Short-Term Investments & Other      1.0%
Net Assets

[Sidebar]
TOP 10 HOLDINGS
Franklin Structured Large Cap Core Equity Fund
6/30/03

Company                              % Total
SECTOR/INDUSTRY                     Net Assets
-----------------------------------------------

Pfizer Inc.                            3.5%
HEALTH TECHNOLOGY
Microsoft Corp.                        3.4%
TECHNOLOGY SERVICES
Exxon Mobil Corp.                      3.2%
ENERGY MINERALS
Citigroup Inc.                         2.9%
FINANCE
General Electric Co.                   2.7%
PRODUCER MANUFACTURING
Wal-Mart Stores Inc.                   2.1%
RETAIL TRADE
American International Group Inc.      2.1%
FINANCE
International Business Machines Corp.  1.8%
TECHNOLOGY SERVICES
Coca-Cola Co.                          1.7%
CONSUMER NON-DURABLES
Verizon Communications Inc.            1.7%
COMMUNICATIONS


Annual Report

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page x of this report.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY AS OF 6/30/03
-------------------------------------------------------------------------------

YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.

PRICE INFORMATION
-----------------------------------------------------------------
                         Change        Inception     6/30/03
                                       (4/30/03)
-----------------------------------------------------------------
Net Asset Value (NAV)        +$0.68         $10.00         $10.68
-----------------------------------------------------------------

PERFORMANCE
Period ended 6/30/03
-----------------------------------------------------------------
                                 Since Inception (4/30/03)
-----------------------------------------------------------------
Cumulative Total Return/1        6.80%
-----------------------------------------------------------------

1.Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Annual Report

ANNUAL REPORT

-------------------------------------------------------------------------------
FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING AT LEAST 80% OF NET ASSETS OF EQUITY SECURITIES OF COMPANIES WHOSE MARKET CAPITALIZATIONS ARE WITHIN THE TOP 50% IN TERMS OF SIZE OF COMPANIES WHOSE EQUITY SECURITIES ARE LISTED ON A U.S. SECURITIES EXCHANGE OR TRADED ON THE NATIONAL ASSOCIATION OF SECURITIES DEALERS AUTOMATED QUOTATIONS (NASDAQ) SYSTEM.
-------------------------------------------------------------------------------

This annual report for Franklin Structured Large Cap Growth Equity Fund covers the fiscal period ended June 30, 2003. The Fund commenced operations on April 30, 2003.

Major indices showed gains in the second quarter as major combat operations in Iraq ended swiftly, Congress passed a $350 billion dollar tax-cut bill, the Federal Reserve lowered interest rates to a 45-year low, economic data suggested improvement in business and consumer activity, and corporations showed improvements in earnings. All these factors helped move the equity market up as the S&P 500 rose 15.39% for the quarter and the Russell 1000 Growth Index rose 14.31% for the same period. Franklin Structured Large Cap Growth Equity Fund returned 7.10% since inception, outperforming its benchmark, the Russell 1000 Growth Index, which gained 6.44% for the same period.

Our objectives for Franklin Structured Large Cap Growth Equity Fund are very tight risk controls and modest excess return. To achieve the first objective, the portfolio is managed using robust quantitative tools that match the broad risk characteristics of the Russell 1000 Growth Index. The portfolio is managed very close to the index, with very tight tracking error levels. To achieve excess return over the benchmark, we leverage the deep pool of analyst research within the organization.

Please remember that this discussion reflects our analysis, opinions and portfolio holdings as of June 30, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Annual Report

[Sidebar - Bar Chart]
PORTFOLIO BREAKDOWN
Franklin Structured Large Cap Growth Equity Fund
Based on Total Net Assets
6/30/03

Health Technology                  20.5%
Electronic Technology              16.2%
Technology Services                11.2%
Finance                            10.1%
Consumer Non-Durables               9.8%
Retail Trade                        8.9%
Producer Manufacturing              6.6%
Consumer Services                   4.3%
Health Services                     2.7%
Commercial Services                 1.6%
Distribution Services               1.4%
Transportation                      1.3%
Industrial Services                 0.9%
Consumer Durables                   0.6%
Process Industries                  0.6%
Non-Energy Minerals                 0.6%
Energy Minerals                     0.6%
Communications                      0.5%
Short-Term Investments & Other      1.6%
 Net Assets

[Sidebar]
TOP 10 HOLDINGS
Franklin Structured Large Cap Growth Equity Fund
6/30/03

Company                          % Total
SECTOR/INDUSTRY               Net Assets
----------------------------------------
Pfizer Inc.                        6.0%
HEALTH TECHNOLOGY
General Electric Co.               5.8%
PRODUCER MANUFACTURING
Microsoft Corp.                    5.0%
TECHNOLOGY SERVICES
Johnson & Johnson                  2.8%
HEALTH TECHNOLOGY
Cisco Systems Inc.                 2.8%
ELECTRONIC TECHNOLOGY
Wal-Mart Stores Inc.               2.7%
RETAIL TRADE
Intel Corp.                        2.6%
ELECTRONIC TECHNOLOGY
PepsiCo Inc.                       2.1%
CONSUMER NON-DURABLES
Fannie Mae                         2.0%
FINANCE
Coca-Cola Co.                      1.8%
CONSUMER NON-DURABLES


Annual Report

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page x of this report.


-------------------------------------------------------------------------------
PERFORMANCE SUMMARY
-------------------------------------------------------------------------------

YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.

PRICE INFORMATION
-----------------------------------------------------------------
                         Change        Inception     6/30/03
                                       (4/30/03)
-----------------------------------------------------------------
Net Asset Value          +0.71         $10.00         $10.71
(NAV)
-----------------------------------------------------------------

PERFORMANCE
-----------------------------------------------------------------
                                 Since Inception (4/30/03)
-----------------------------------------------------------------
Cumulative Total Return/1        7.10%
-----------------------------------------------------------------

1.Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Annual Report





INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                     Period
                                                      Ended
                                                    June 30, 2003/c
                                                   ---------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                    $10.00
Income from investment operations:
  Net investment incomea                                   .02
  Net realized and unrealized gains (losses)               .66
                                                   ------------
Total from investment operations
                                                           .68
                                                   ------------

Net asset value, end of period                          $10.68
                                                   ------------

Total return/b                                            6.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                       $2,137
Ratios to average net assets:
  Expenses
                                                         .12%/d,e
  Expenses excluding waiver and payments by             1.03%/d
  affiliate
  Net investment income                                  .17%/d
Portfolio turnover rate                                 9.93%



a/Based on average shares outstanding.
b/Total return is not annualized for periods less than one year.
c/For the period April 30, 2003 (effective date) to June 30,
2003.
d/Not annualized
eThe fund's expenses are capped at .70% on an annualized basis.

                      See notes to financial statements.







INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2003




FRANKLIN STRUCTURED LARGE CAP
CORE EQUITY FUND                                      SHARES            VALUE
                                            ------------------------------------

     COMMON STOCKS 99.0%
     COMMERCIAL SERVICES 1.3%
    a/Monster Worldwide Inc.                            114             $2,249
     Omnicom Group Inc.                                 164             11,759
    a/Robert Half International Inc.                    401              7,595
     R.R. Donnelley & Sons Co.                          228              5,960
                                                                      ----------
                                                                        27,563
                                                                      ----------
     COMMUNICATIONS 3.8%
    a/AT&T Wireless Services Inc.                     1,240             10,180
     BellSouth Corp.                                    478             12,729
     CenturyTel Inc.                                    190              6,622
     SBC Communications Inc.                            620             15,841
     Verizon Communications Inc.                        899             35,466
                                                                      ----------
                                                                        80,838
                                                                      ----------
     CONSUMER DURABLES 1.0%
     Eastman Kodak Co.                                  248             6,783
     KB Home                                             42             2,603
     Mattel Inc.                                        396             7,492
     Maytag Corp.                                       178             4,347
                                                                      ----------
                                                                       21,225
                                                                      ----------
     CONSUMER NON-DURABLES 9.1%
     Alberto-Culver Co., B                              134              6,847
     Altria Group Inc.                                  777             35,307
     Anheuser-Busch Cos. Inc.                           266             13,579
     Coca-Cola Co.                                      769             35,689
     Colgate-Palmolive Co.                              149              8,635
     Gillette Co.                                       175              5,575
     Hershey Foods Corp.                                 79              5,503
     Kimberly-Clark Corp.                               141              7,352
     Nike Inc., B                                        59              3,156
     PepsiCo Inc.                                       430             19,135
     Procter & Gamble Co.                               365             32,551
     Sara Lee Corp.                                     758             14,258
     Wm. Wrigley Jr. Co.                                105              5,904
                                                                      ----------
                                                                       193,491
                                                                      ----------
     CONSUMER SERVICES 6.6%
    a/AOL Time Warner Inc.                              490              7,884
    a/Cendant Corp.                                     814             14,912
    a/Clear Channel Communications Inc.                 325             13,777
    a/Comcast Corp.                                     259              7,817
     Darden Restaurants Inc.                            498             $9,452
    a/eBay Inc.                                         135             14,064
     Knight-Ridder Inc.                                  63              4,343
    a/Starbucks Corp.                                   403              9,882
     Tribune Co.                                        168              8,114
    a/Univision Communications Inc., A                  245              7,448
    a/Viacom Inc., B                                    633             27,637
     The Walt Disney Co.                                783             15,464
                                                                      ----------
                                                                        140,794
                                                                      ----------
     DISTRIBUTION SERVICES 1.5%
     AmerisourceBergen Corp.                            198             13,731
     McKesson Corp.                                     368             13,153
     Sysco Corp.                                        153              4,596
                                                                      ----------
                                                                        31,480
                                                                      ----------
     ELECTRONIC TECHNOLOGY 10.9%
    a/Agilent Technologies Inc.                         617             12,062
     Alcatel SA, ADR (France)                           813              7,276
    a/Applied Materials Inc.                            652             10,341
    a/Cisco Systems Inc.                              2,068             34,515
    a/Comverse Technology Inc.                            1                 15
    a/Dell Computer Corp.                               812             25,952
     Hewlett-Packard Co.                              1,096             23,345
     Intel Corp.                                      1,103             22,925
    a/KLA-Tencor Corp.                                  105              4,881
     Linear Technology Corp.                            123              3,962
     Lockheed Martin Corp.                              365             17,363
     Motorola Inc.                                    1,096             10,335
    a/Network Appliance Inc.                            188              3,048
     Northrop Grumman Corp.                              93              8,025
    a/Novellus Systems Inc.                             263              9,631
    a/QLogic Corp.                                      128              6,186
     Rockwell Automation Inc.                           359              8,559
    a/Tellabs Inc.                                      536              3,522
    a/Teradyne Inc.                                     443              7,668
    a/Thermo Electron Corp.                             303              6,369
    a/linx Inc.                                         233              5,897
                                                                      ----------
                                                                       231,877
                                                                      ----------
     ENERGY MINERALS 4.6%
     Apache Corp.                                       152              9,889
     ChevronTexaco Corp.                                140             10,108
     ConocoPhillips                                      50              2,740
     Devon Energy Corp.                                 154              8,224
     Exxon Mobil Corp.                                1,896             68,085
                                                                      ----------
                                                                        99,046
                                                                      ----------
     FINANCE 20.3%
     American Express Co.                               348             14,550
     American International Group Inc.                  818             45,137
     Bank of America Corp.                              390             30,822
     Bank of New York Co. Inc.                          297             $8,539
     Bank One Corp.                                     100              3,718
     Capital One Financial Corp.                         53              2,606
     Charles Schwab Corp.                             1,398             14,106
     Citigroup Inc.                                   1,469             62,873
     Countrywide Financial Corp.                        152             10,575
     Fannie Mae                                         388             26,167
     Fifth Third Bancorp                                324             18,578
     Freddie Mac                                        348             17,668
     Goldman Sachs Group Inc.                           134             11,222
     JP Morgan Chase & Co.                              200              6,836
     Lehman Brothers Holdings Inc.                       87              5,784
     MBIA Inc.                                          255             12,431
     MBNA Corp.                                         172              3,584
     Mellon Financial Corp.                             253              7,021
     MGIC Investment Corp.                              180              8,395
     Morgan Stanley                                     357             15,262
     North Fork Bancorp. Inc.                           143              4,871
     PNC Financial Services Group                       133              6,492
     Prudential Financial Inc.                          448             15,075
     Simon Property Group Inc.                          141              5,503
     U.S. Bancorp                                       159              3,895
     Wachovia Corp.                                     457             18,262
     Washington Mutual Inc.                             365             15,074
     Wells Fargo & Co.                                  612             30,845
     Zions Bancorp                                      160              8,098
                                                                      ----------
                                                                       433,989
                                                                      ----------
     HEALTH SERVICES 1.3%
     Aetna Inc.                                         200             12,040
     HCA Inc.                                           287              9,196
    a/Tenet Healthcare Corp.                            519              6,046
                                                                      ----------
                                                                        27,282
                                                                      ----------
     HEALTH TECHNOLOGY 11.9%
     Abbott Laboratories                                654             28,619
    a/Amgen Inc.                                        345             22,922
    a/Boston Scientific Corp.                            95              5,804
     Bristol-Myers Squibb Co.                           145              3,937
     Eli Lilly & Co.                                    209             14,415
    a/Forest Laboratories Inc.                          173              9,472
     Johnson & Johnson                                  602             31,123
     Medtronic Inc.                                     203              9,738
     Merck & Co. Inc.                                   422             25,552
     Pall Corp.                                         202              4,545
     Pfizer Inc.                                      2,186             74,652
     Wyeth                                              538             24,506
                                                                      ----------
                                                                       255,285
                                                                      ----------
     INDUSTRIAL SERVICES 1.0%
    a/Allied Waste Industries Inc.                    1,056             10,613
     Baker Hughes Inc.                                  160              5,371
    a/BJ Services Co.                                   140             $5,230
                                                                      ----------
                                                                        21,214
                                                                      ----------
     NON-ENERGY MINERALS 1.1%
     Alcoa Inc.                                         552             14,076
     Freeport-McMoRan Copper & Gold Inc., B             389              9,530
                                                                      ----------
                                                                        23,606
                                                                      ----------
     PROCESS INDUSTRIES 1.6%
     Dow Chemical Co.                                   200              6,192
     E.I. du Pont de Nemours and Co.                    399             16,614
     Monsanto Co.                                       544             11,772
                                                                      ----------
                                                                        34,578
                                                                      ----------
     PRODUCER MANUFACTURING 4.1%
     3M Co.                                             76               9,802
     Dana Corp.                                         500              5,780
     Dover Corp.                                        180              5,393
     General Electric Co.                               2,020           57,934
     Tyco International Ltd.                            478              9,072
                                                                      ----------
                                                                        87,981
                                                                      ----------
     RETAIL TRADE 5.9%
    a/AutoZone Inc.                                     208             15,802
    a/Big Lots Inc.                                     460              6,918
     Dillards Inc., A                                   400              5,388
    a/Dollar Tree Stores Inc.                           200              6,346
     Home Depot Inc.                                    230              7,618
    a/Kohl's Corp.                                      193              9,916
     Lowe's Cos. Inc.                                   100              4,295
     Nordstrom Inc.                                     613             11,966
     Tiffany & Co.                                      221              7,222
     Wal-Mart Stores Inc.                               846             45,405
     Walgreen Co.                                       139              4,184
                                                                      ----------
                                                                       125,060
                                                                      ----------
     TECHNOLOGY SERVICES 9.0%
     Adobe Systems Inc.                                 235              7,537
     Computer Associates International Inc.             225              5,013
     First Data Corp.                                   435             18,026
     International Business Machines Corp.              461             38,033
    a/Intuit Inc.                                       143              6,368
    a/Microsoft Corp.                                 2,835             72,604
    a/Oracle Corp.                                    1,669             20,061
     Paychex Inc.                                       492             14,421
    a/Yahoo! Inc.                                       316             10,352
                                                                      ----------
                                                                       192,415
                                                                      ----------
     TRANSPORTATION 1.0%
     CSX Corp.                                          113              3,400
     Delta Air Lines Inc.                               356              5,226
     United Parcel Service Inc., B                      211             13,441
                                                                      ----------
                                                                        22,067
                                                                      ----------
     UTILITIES 3.0%
     Ameren Corp.                                        94             $4,146
     DTE Energy Co.                                     116              4,482
     Exelon Corp.                                       124              7,417
     FirstEnergy Corp.                                  205              7,882
     FPL Group Inc.                                     178             11,899
     Nicor Inc.                                          99              3,674
     NiSource Inc.                                      141              2,679
     Pinnacle West Capital Corp.                        152              5,692
     PPL Corp.                                          148              6,364
     Progress Energy Inc.                               230             10,097
                                                                      ----------
                                                                        64,332
                                                                      ----------

     TOTAL COMMON STOCKS (COST $1,999,522)                           2,114,123
                                                                      ----------

     SHORT TERM INVESTMENT (COST $23,779) 1.1%
    b/Franklin Institutional Fiduciary Trust Money
      Market Portfolio                               23,779             23,779
                                                                      ----------

     TOTAL INVESTMENTS (COST $2,023,301) 100.1%                      2,137,902
     OTHER ASSETS, LESS LIABILITIES (.1)%                               (1,206)
                                                                      ----------
     NET ASSETS 100.0%                                            $  2,136,696
                                                                      ----------
     a/Non-income producing
     b/See Note 6 regarding investments in the Franklin Institutional
      Fiduciary Trust Money Market Portfolio.

                      See notes to financial statements.

















INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

                                                     Period
                                                      Ended
                                                    June 30, 2003/c
                                                   ----------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                    $10.00
Income from investment operations:
  Net investment incomea                                   .01
  Net realized and unrealized gains (losses)               .70
                                                   ------------
Total from investment operations
                                                           .71
                                                   ------------
Net asset value, end of period                          $10.71
                                                   ------------
Total return/b                                            7.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                       $2,143
Ratios to average net assets:
  Expenses                                             .12%/d,e
  Expenses excluding waiver and payments by           1.03%/d
  affiliate
  Net investment income                                .11%/d
Portfolio turnover rate                               11.93%



a/Based on average shares outstanding.
b/Total return is not annualized for periods less than one year.
c/For the period April 30, 2003 (effective date) to June 30, 2003. d/Not annualized e/The fund's expenses are capped at .70% on an annualized basis.

                      See notes to financial statements.





INSTITUTIONAL FIDUCIARY TRUST


STATEMENT OF INVESTMENTS, JUNE 30, 2003




FRANKLIN STRUCTURED LARGE CAP                         SHARES            VALUE
 GROWTH EQUITY FUND
--------------------------------------------------------------------------------

     COMMON STOCKS 98.4%
     COMMERCIAL SERVICES 1.6%
    a/Lamar Advertising Co., A                          192             $6,760
     The McGraw-Hill Cos. Inc.                           80              4,960
    a/Monster Worldwide Inc.                            115              2,269
     Moody's Corp.                                       57              3,005
     Omnicom Group Inc.                                 156             11,185
    a/Robert Half International Inc.                    279              5,284
                                                                      ----------
                                                                        33,463
                                                                      ----------
     COMMUNICATIONS .5%
    a/AT&T Wireless Services Inc.                     1,200              9,852
                                                                      ----------
     CONSUMER DURABLES .6%
    a/Electronic Arts Inc.                              116              8,583
     Maytag Corp.                                       213              5,201
                                                                      ----------
                                                                        13,784
                                                                      ----------
     CONSUMER NON-DURABLES 9.8%
     Alberto-Culver Co., B                              129              6,592
     Altria Group Inc.                                  682             30,990
     Anheuser-Busch Cos. Inc.                           455             23,228
     Coca-Cola Co.                                      845             39,216
     Colgate-Palmolive Co.                              236             13,676
     Gillette Co.                                       145              4,620
     Hershey Foods Corp.                                 45              3,135
     Kimberly-Clark Corp.                               122              6,361
     PepsiCo Inc.                                     1,008             44,856
     Procter & Gamble Co.                               365             32,551
     Wm. Wrigley Jr. Co.                                 96              5,398
                                                                      ----------
                                                                       210,623
                                                                      ----------
     CONSUMER SERVICES 4.3%
    a/Clear Channel Communications Inc.                 241             10,216
     Darden Restaurants Inc.                            403              7,649
    a/eBay Inc.                                         127             13,231
    a/EchoStar Communications Corp., A                   60              2,077
     E.W. Scripps Co., A                                 48              4,259
    a/Fox Entertainment Group Inc., A                    75              2,158
    a/Hispanic Broadcasting Corp., A                    178              4,530
     International Game Technology                       20              2,047
     Mandalay Resort Group                               70              2,229
     Marriott International Inc., A                      50              1,921
    a/Starbucks Corp.                                   536             13,143
    a/Univision Communications Inc., A                  192              5,837
    a/Viacom Inc., B                                    381            $16,634
    a/Westwood One Inc.                                 159              5,395
                                                                      ----------
                                                                        91,326
                                                                      ----------
     DISTRIBUTION SERVICES 1.4%
     AmerisourceBergen Corp.                            182             12,621
     Cardinal Health Inc.                                79              5,080
     McKesson Corp.                                     272              9,721
     Sysco Corp.                                         70              2,103
                                                                      ----------
                                                                        29,525
                                                                      ----------
     ELECTRONIC TECHNOLOGY 16.2%
    a/Agilent Technologies Inc.                         552             10,792
     Alcatel SA, ADR (France)                           778              6,963
    a/Applied Materials Inc.                          1,228             19,476
    a/Avaya Inc.                                        472              3,049
    a/Cadence Design Systems Inc.                       519              6,259
    a/Comverse Technology Inc.                          296              4,449
    a/Cymer Inc.                                        302              9,667
    a/Dell Computer Corp.                             1,225             39,151
    aIntegrated Circuit Systems Inc.                    156              4,903
    a/Integrated Device Technology Inc.                 647              7,149
     Intel Corp.                                      2,645             54,974
    a/ntersil Corp.                                     169              4,497
    a/KLA-Tencor Corp.                                   87              4,045
    a/L-3 Communications Holdings Inc.                  123              5,349
    a/Lam Research Corp.                                474              8,632
     Lockheed Martin Corp.                              207              9,847
    a/Micrel Inc.                                       429              4,457
     Microchip Technology Inc.                          303              7,463
     Motorola Inc.                                    1,364             12,863
    a/Network Appliance Inc.                            648             10,504
    a/Novellus Systems Inc.                             238              8,716
    a/QLogic Corp.                                      100              4,833
     Qualcomm Inc.                                       60              2,145
    a/Semtech Corp.                                     409              5,824
    a/Tektronix Inc.                                    113              2,441
    a/Tellabs Inc.                                      520              3,416
    a/Teradyne Inc.                                     466              8,066
     Texas Instruments Inc.                             240              4,224
    a/Thermo Electron Corp.                             348              7,315
    a/ilinx Inc.                                        241              6,100
                                                                      ----------
                                                                       347,553
                                                                      ----------
     ENERGY MINERALS .6%
     ChevronTexaco Corp.                                 90              6,498
    a/Newfield Exploration Co.                           74              2,779
     XTO Energy Inc.                                    151              3,036
                                                                      ----------
                                                                        12,313
                                                                      ----------
     FINANCE 10.1%
     American Express Co.                               150             $6,271
     American International Group Inc.                  597             32,942
     Arthur J. Gallagher & Co.                          320              8,704
     Charles Schwab Corp.                             1,027             10,362
     Citigroup Inc.                                     547             23,412
    a/E*TRADE Group Inc.                                324              2,754
     Fannie Mae                                         630             42,487
     Fifth Third Bancorp                                397             22,764
     Freddie Mac                                        549             27,873
    a/nvestment Technology Group Inc.                   410              7,626
     Investors Financial Services Corp.                 194              5,628
     Labranche & Co. Inc.                               229              4,738
     Marsh & McLennan Cos. Inc.                          70              3,575
     MBNA Corp.                                         100              2,084
     Mellon Financial Corp.                             150              4,163
     Wells Fargo & Co.                                  232             11,693
                                                                      ----------
                                                                       217,076
                                                                      ----------
     HEALTH SERVICES 2.7%
    a/Accredo Health Inc.                               212              4,622
    a/Anthem Inc.                                       127              9,798
    a/Caremark RX Inc.                                  374              9,604
     HCA Inc.                                           197              6,312
     Health Management Associates Inc., A               274              5,055
     Omnicare Inc.                                      199              6,724
    a/Pharmaceutical Product Development Inc.           242              6,953
     United Health Group Inc.                            80              4,020
    a/Wellpoint Health Networks Inc.                     66              5,564
                                                                      ----------
                                                                        58,652
                                                                      ----------
     HEALTH TECHNOLOGY 20.5%
     Abbott Laboratories                                893             39,078
    a/Amgen Inc.                                        527             35,014
     Biomet Inc.                                         70              2,006
    a/Boston Scientific Corp.                            77              4,705
    a/Celgene Corp.                                      14                426
     Eli Lilly & Co.                                    326             22,484
    a/Forest Laboratories Inc.                          342             18,724
    a/Genentech Inc.                                    100              7,212
     Guidant Corp.                                       80              3,551
    a/IDEC Pharmaceuticals Corp.                        290              9,860
     Johnson & Johnson                                1,175             60,747
     Medtronic Inc.                                     534             25,616
     Merck & Co. Inc.                                   588             35,603
    a/Millennium Pharmaceuticals Inc.                   394              6,198
     Pfizer Inc.                                      3,756            128,267
    a/St. Jude Medical Inc.                              40              2,300
     Stryker Corp.                                       30              2,081
     Wyeth                                              749             34,117
    a/Zimmer Holdings Inc.                               50             $2,253
                                                                      ----------
                                                                       440,242
                                                                      ----------
     INDUSTRIAL SERVICES .9%
    a/Allied Waste Industries Inc.                      779              7,829
    a/Patterson UTI Energy Inc.                         189              6,124
    a/Rowan Cos. Inc.                                   236              5,286
                                                                      ----------
                                                                        19,239
                                                                      ----------
     NON-ENERGY MINERALS .6%
     Alcoa Inc.                                         240              6,120
     Freeport-McMoRan Copper & Gold Inc., B             255              6,248
                                                                      ----------
                                                                        12,368
                                                                      ----------
     PROCESS INDUSTRIES .6%
     Cabot Corp.                                        207             5,941
     Valspar Corp.                                      179             7,557
                                                                      ----------
                                                                       13,498
                                                                      ----------
     PRODUCER MANUFACTURING 6.6%
     3M Co.                                             104            13,414
    a/Agco Corp.                                        259             4,424
     General Electric Co.                             4,315           123,754
                                                                      ----------
                                                                      141,592
                                                                      ----------
     RETAIL TRADE 8.9%
    a/Advance Auto Parts                                106             6,455
    a/Amazon.com Inc.                                   221             8,064
    a/AutoZone Inc.                                     203            15,422
    a/Best Buy Co. Inc.                                  50             2,196
    a/Dollar Tree Stores Inc.                           307             9,741
     Foot Locker Inc.                                   655             8,679
     Home Depot Inc.                                    785            25,999
    a/Kohl's Corp.                                      100             5,138
     Limited Brands Inc.                                130             2,015
     Lowe's Cos. Inc.                                   150             6,443
    a/Rent-A-Center Inc.                                 66             5,004
     Ross Stores Inc.                                   179             7,650
     Target Corp.                                       277            10,482
     Tiffany & Co.                                      225             7,353
     The TJX Cos. Inc.                                  130             2,449
     Wal-Mart Stores Inc.                             1,090            58,500
     Walgreen Co.                                       285             8,579
                                                                      ----------
                                                                      190,169
                                                                      ----------
     TECHNOLOGY SERVICES 11.2%
     Adobe Systems Inc.                                 272             8,723
    a/Affiliated Computer Services Inc., A              178             8,140
     First Data Corp.                                   542            22,460
     International Business Machines Corp.              403            33,248
    a/Intuit Inc.                                       274            12,201
     Microsoft Corp.                                  4,203           107,639
    a/Network Associates Inc.                           516             6,543
    a/Oracle Corp.                                    1,607            19,316
     Paychex Inc.                                       348           $10,200
    a/Yahoo! Inc.                                       366            11,990
                                                                      ----------
                                                                      240,460
                                                                      ----------
     TRANSPORTATION 1.3%
     Expeditors International of Washington Inc.        241             8,348
     Southwest Airlines Co.                             440             7,569
     United Parcel Service Inc., B                      177            11,275
                                                                      ----------
                                                                       27,192
                                                                      ----------

     TOTAL COMMON STOCKS (COST $1,994,655)                          2,108,927
                                                                      ----------

     SHORT TERM INVESTMENT (COST $38,734) 1.8%
    b/Franklin Institutional Fiduciary Trust Money
       Market Portfolio                              38,734            38,734
                                                                     -----------

     TOTAL INVESTMENTS (COST $2,033,389) 100.2%                     2,147,661
     OTHER ASSETS, LESS LIABILITIES (.2)%                              (5,022)
                                                                     -----------
     NET ASSETS 100.0%                                           $  2,142,639
                                                                      ----------
     a/Non-income producing
     b/See Note 6 regarding investments in the Franklin Institutional
      Fiduciary Trust Money Market Portfolio.

                      See notes to financial statements.








INSTITUTIONAL FIDUCIARY TRUST

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003


                          FRANKLIN    FRANKLIN
                         STRUCTURED   STRUCTURED
                         LARGE CAP    LARGE CAP
                        CORE EQUITY GROWTH EQUITY
                            FUND        FUND
                          --------------------

Assets:
  Investments in
  securities:
   Cost                $ 2,023,301  $ 2,033,389
                        -----------------------
   Value                 2,137,902    2,147,661
  Receivables:
   Investment
   securities sold           3,060       65,046
   Affiliates               16,807       16,803
   Dividends                 2,375        2,263
  Offering costs
  (Note 1d)                 41,667       41,667
                       -----------------------
     Total assets        2,201,811    2,273,440
                        -----------------------

Liabilities:
  Payables:
   Investment
   securities purchased      4,436      70,122
   Professional fees        10,675      10,675
   Offering costs           50,000      50,000
  Other liabilities              4           4
                          --------------------
     Total liabilities      65,115     130,801
                          --------------------
       Net assets, at
       value            $ 2,136,696 $ 2,142,639
                          --------------------

Net assets consist of:
  Undistributed net
  investment income      $   4,692   $   3,303
  Net unrealized
  appreciation
  (depreciation)           114,601     114,272
  Accumulated net
  realized gain (loss)      18,466      26,129
  Capital shares         1,998,937   1,998,935
                          --------------------
Net assets, at value    $ 2,136,696 $ 2,142,639
                          --------------------
Shares outstanding         200,000     200,000
                          --------------------
Net asset value and     $   10.68   $   10.71
maximum offering price
per share                 --------------------













                       See notes to financial statements.




INSTITUTIONAL FIDUCIARY TRUST

Financial Statements  (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2003A

                          FRANKLIN    FRANKLIN
                         STRUCTURED   STRUCTURED
                         LARGE CAP    LARGE CAP
                        CORE EQUITY  GROWTH EQUITY
                            FUND         FUND
                          --------------------

Investment income:
  Dividends             $   6,019   $   4,631
  Interest                     67          68
                          --------------------
     Total investment       6,086       4,699
     income
                          ====================

Expenses:
  Management fees
  (Note 3)                  1,754       1,756
  Administrative fees
  (Note 3)                    703         703
  Registration and
  filing fees                 250         250
  Professional fees        10,675      10,675
  Offering costs (Note
  1d)                       8,333       8,333
  Other                         8           8
                          --------------------
      Total expenses       21,723      21,725
      Expenses
      waived/paid by
      affiliate
     (Note 3)
                          (19,266)    (19,264)
                          --------------------
       Net expenses         2,457       2,461
                          --------------------
        Net
        investment income   3,629       2,238
                          --------------------
Realized and
unrealized gains
(losses):
Net realized gain
(loss) from investments    18,466      26,129
Net unrealized
appreciation
(depreciation) on
investments               114,601     114,272
                          --------------------
Net realized and          133,067     140,401
unrealized gain (loss)
                          --------------------
Net increase            $ 136,696   $ 142,639
(decrease) in net
assets resulting from
operations
                          --------------------












     a/For the period April 30, 2003 (effective date) to June 30, 2003.

                       See notes to financial statements.





INSTITUTIONAL FIDUCIARY TRUST

Financial Statements  (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2003A


                          FRANKLIN    FRANKLIN
                         STRUCTURED  STRUCTURED
                         LARGE CAP   LARGE CAP
                        CORE EQUITY GROWTH EQUITY
                           FUND         FUND
                          --------------------
Increase (decrease) in
net assets:
 Operations:
  Net investment income $   3,629   $   2,238
  Net realized gain
  (loss) from
  investments              18,466      26,129
  Net unrealized
  appreciation
  (depreciation) on
  investments             114,601     114,272
                          --------------------
     Net increase         136,696     142,639
     (decrease) in net
     assets resulting
     from operations

Capital share
transactions (Note 2)     2,000,000   2,000,000
                          --------------------
     Net increase         2,136,696   2,142,639
     (decrease) in net
     assets
Net assets:
  Beginning of period        ----        ----
                          --------------------
  End of period         $ 2,136,696 $ 2,142,639
                          --------------------
Undistributed net
investment income
included in net assets:
  End of period         $     4,692 $     3,303
                          ---------------------


















     a/For the period April 30, 2003 (effective date) to June 30, 2003.

                       See notes to financial statements.



Institutional Fiduciary Trust
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series. All funds included in this report (the Funds) are diversified. The Funds' investment objective is capital growth.

The following summarizes the Funds' significant accounting policies.

A.  SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B.  INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D.  OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F.  GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their
duties to the Funds.   Additionally, in the normal course of business, the
Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.  SHARES OF BENEFICIAL INTEREST

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                          FRANKLIN STRUCTURED  FRANKLIN STRUCTURED
                              LARGE CAP            LARGE CAP
                           CORE EQUITY FUND     GROWTH EQUITY FUND
                          SHARES      AMOUNT   SHARES        AMOUNT
                        -------------------------------------------
Period ended June 30,
2003/a

   Shares sold            200,000  $2,000,000  200,000  $2,000,000
................           ------------------------------------------
   Net increase           200,000  $2,000,000  200,000  $2,000,000
   (decrease)........     ------------------------------------------

a/For the period April 30, 2003 (effective date) to June 30, 2003.

3.    TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

ENTITY                               AFFILIATION
-----------------------------------------------------------
Franklin/Templeton Services LLC (FT  Administrative
Services)                            manager

Franklin Advisers Inc. (Advisers)    Investment manager

Franklin Templeton Distributors Inc.
(Distributors)                       Principal underwriter

Franklin/Templeton Investor Services Transfer agent
LLC (Investor Services)



The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each fund.

The Funds pay an investment management fee to Advisers of .50% per year of the average daily net assets of each fund.

Advisers agreed in advance to waive administrative and management fees and assume payment of other expenses through March 31, 2005, as noted in the Statement of Operations.

At June 30, 2003, Advisers owned 100% of the Funds.



4.  INCOME TAXES



At June 30, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                       FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                           LARGE CAP              LARGE CAP
                        CORE EQUITY FUND      GROWTH EQUITY FUND
                         -----------------------------------------



Cost of investments    $  2,023,301   $  2,033,873
                         ---------------------------
Unrealized
appreciation                139,955        142,558
Unrealized
depreciation                (25,354)       (28,770)
                         ------------- -------------
Net unrealized
appreciation
(depreciation)          $   114,601    $   113,788
                         ---------------------------
Undistributed
ordinary income         $    23,158    $    29,916
Undistributed long term
capital gains                   -             -
                         ---------------------------
Distributable
earnings                 $   23,158    $    29,916
                         ---------------------------


Net investment income differs for financial statement and tax purposes primarily due to different treatments of offering costs. Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

5.    INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003 were as follows:

                           FRANKLIN      FRANKLIN
                          STRUCTURED    STRUCTURED
                          LARGE CAP      LARGE CAP
                          CORE EQUITY   GROWTH EQUITY
                             FUND           FUND
                         ----------------------------

Purchases ...........    $   2,187,308       2,214,468
Sales ...............    $     206,251         245,943

6. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund for the period ended June 30, 2003, as follows:

                         FRANKLIN STRUCTURED  FRANKLIN STRUCTURED
                           LARGE CAP CORE      LARGE CAP GROWTH
                            EQUITY FUND          EQUITY FUND
                          ---------------------------------------

Dividend income.......... $6                     $10




INSTITUTIONAL FIDUCIARY TRUST
Independent Auditors' Report



To the Board of Trustees
and Shareholders of
Institutional Fiduciary Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting a part of the Institutional Fiduciary Trust, hereafter referred to as the "Funds") at June 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period April 30, 2003 (commencement of operations) through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 5, 2003















Board Members and Officers

INSTITUTIONAL FIDUCIARY TRUST

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
---------------------------------------------------------------------------------------------------
                                                            NUMBER OF
                                                            PORTFOLIOS IN
                                                            FUND COMPLEX
                                              LENGTH OF     OVERSEEN BY        OTHER
NAME, AGE AND ADDRESS          POSITION       TIME SERVED   BOARD MEMBER*      DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------

FRANK H. ABBOTT, III (82)      Trustee        Since 1985    105                None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director,
MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing)
(until 1996).
---------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (71)          Trustee        Since 1985    132                Director, Bar-S
One Franklin Parkway                                                           Foods (meat
San Mateo, CA 94403-1906                                                       packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company)
(until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host
Corporation (nursery and craft centers) (until 1998).
--------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (75)         Trustee        Since 1998    46                 None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California
Department of Transportation.
-------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)       Trustee        Since 1989    133                None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (74)         Trustee        Since 1985    105                Director, The
One Franklin Parkway                                                           California
San Mateo, CA 94403-1906                                                       Center for Land
                                                                               Recycling
                                                                               (redevelopment).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture
Management Company (venture capital).
-------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (75)         Trustee        Since  1992   132                Director, White
One Franklin Parkway                                                           Mountains
San Mateo, CA 94403-1906                                                       Insurance Group,
                                                                               Ltd. (holding
                                                                               company); Martek
                                                                               Biosciences
                                                                               Corporation;
                                                                               MedImmune, Inc.
                                                                               (biotechnology);
                                                                               Overstock.com
                                                                               (Internet
                                                                               services); and
                                                                               Spacehab, Inc.
                                                                               (aerospace
                                                                               services); and
                                                                               FORMERLY,
                                                                               Director, MCI
                                                                               Communication
                                                                               Corporation
                                                                               (subsequently
                                                                               known as MCI
                                                                               WorldCom, Inc.
                                                                               and WorldCom,
                                                                               Inc.)
                                                                               (communications
                                                                               services)
                                                                              (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY,
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group
(investment banking) (1987-1992); and President, National Association of Securities Dealers,
Inc. (1970-1987).



INTERESTED BOARD MEMBERS AND OFFICERS
---------------------------------------------------------------------------------------------------
                                                            NUMBER OF
                                                            PORTFOLIOS IN
                                                            FUND COMPLEX
                                              LENGTH OF     OVERSEEN BY        OTHER
NAME, AGE AND ADDRESS          POSITION       TIME SERVED   BOARD MEMBER*      DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (70)     Chairman of     Trustee       132                None
One Franklin Parkway          the Board       since
San Mateo, CA 94403-1906                      1985 and
                                              Chairman
                                              of the
                                              Board
                                              since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director,
Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director,
Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (62)  Trustee and    Trustee       115                None
One Franklin Parkway           President      since 1985
San Mateo, CA 94403-1906       and Chief      and
                               Executive      President
                               Officer -      and Chief
                               Investment     Executive
                               Management     Officer -
                                              Investment
                                              Management
                                              since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.
and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory
Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------

HARMON E. BURNS (58)           Vice           Since         Not                None
One Franklin Parkway           President      1986          Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (43)        Vice           Since         Not                None
One Franklin Parkway           President      1995          Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton
Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel,
LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment
Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)          Senior Vice    Since         Not                None
500 East Broward Blvd.         President      2002          Applicable
Suite 2100                     and Chief
Fort Lauderdale, FL            Executive
33394-3091                     Officer
                               - Finance
                               and
                               Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and
officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------

DAVID P. GOSS (56)            Vice            Since         Not                None
One Franklin Parkway          President       2000          Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources
Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)          Vice           Since         Not                None
One Franklin Parkway           President      2000          Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President,
Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc.
and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor
to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (66)         Vice           Since         Not                Director, FTI
600 Fifth Avenue               President -    2002          Applicable         Banque, Arch
Rockefeller Center             AML                                             Chemicals, Inc.
New York, NY  10048-0772       Compliance                                      and Lingnan
                                                                               Foundation.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and
officer and/or director, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------

KIMBERLEY H. MONASTERIO (39)   Treasurer      Treasurer     Not                None
One Franklin Parkway           and Chief      since         Applicable
San Mateo, CA 94403-1906       Financial      2000 and
                               Officer        Chief
                                              Financial
                                              Officer
                                              since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (66)         Vice           Since         Not                None
One Franklin Parkway           President      2000          Applicable
San Mateo,  CA 94403-1906      and
                               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive Officer and Managing
Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton
Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

-------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/321.8563 to request the SAI.
-------------------------------------------------------------------------------

Annual Report


[BACK COVER]

ANNUAL REPORT
INSTITUTIONAL FIDUCIARY TRUST

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.
DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
FTI INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-2 A2003 08/03


ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    August 30, 2003